UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), most global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Bond Fund

Table of contents

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

42	Financial statements

46	Financial highlights

53	Notes to financial statements

64	Continuation of investment advisory and subadvisory agreements

71	More information

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2020 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/2020 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated“ securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	3

crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks“ section of the prospectus.

COUNTRY COMPOSITION AS OF 11/30/2020 (% of net assets)

United States	88.0
United Kingdom	2.6
Canada	1.3
Netherlands	1.0
Other countries	7.1
TOTAL	100.0

4	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

A Look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-20	as of 11-30-20

Class A	3.73	4.14	4.47	0.69	22.52	54.80	1.72	1.71
Class C	6.39	4.27	4.31	3.57	23.23	52.50	1.10	1.09
Class I1	8.40	5.31	5.24	5.09	29.53	66.71	2.08	2.08
Class R2[1,2]	7.98	4.90	4.86	4.82	27.00	60.76	1.71	1.70
Class R4[1,2]	8.25	5.18	5.00	5.02	28.72	62.95	1.95	1.85
Class R6[1,2]	8.58	5.45	5.33	5.14	30.38	68.11	2.19	2.19
Class NAV[1,2]	8.53	5.43	5.13	5.15	30.29	64.96	2.21	2.20
Index††	7.28	4.34	3.71	1.79	23.66	43.99	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.79	1.49	0.49	0.88	0.73	0.38	0.36
Net (%)	0.78	1.48	0.48	0.87	0.62	0.37	0.35

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

††	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)

Class C3	11-30-10	15,250	15,250	14,399
Class I1	11-30-10	16,671	16,671	14,399
Class R2[1,2]	11-30-10	16,076	16,076	14,399
Class R4[1,2]	11-30-10	16,295	16,295	14,399
Class R6[1,2]	11-30-10	16,811	16,811	14,399
Class NAV[1,2]	11-30-10	16,496	16,496	14,399

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]

Class R2 shares were first offered on 3-1-12; Class R4 shares were first offered on 3-27-15; Class R6 shares were first offered on 9-1-11; Class NAV shares were first offered on 8-31-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[3]	The contingent deferred sales charge is not applicable.

6	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the ”expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020	[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,048.70	$3.95		0.77%
	Hypothetical example	1,000.00	1,021.20	3.90		0.77%
Class C	Actual expenses/actual returns	1,000.00	1,045.70	7.54		1.47%
	Hypothetical example	1,000.00	1,017.70	7.44		1.47%
Class I	Actual expenses/actual returns	1,000.00	1,050.90	2.42		0.47%
	Hypothetical example	1,000.00	1,022.70	2.38		0.47%
Class R2	Actual expenses/actual returns	1,000.00	1,048.20	4.42		0.86%
	Hypothetical example	1,000.00	1,020.80	4.36		0.86%
Class R4	Actual expenses/actual returns	1,000.00	1,050.20	3.14		0.61%
	Hypothetical example	1,000.00	1,022.00	3.09		0.61%
Class R6	Actual expenses/actual returns	1,000.00	1,051.40	1.85		0.36%
	Hypothetical example	1,000.00	1,023.30	1.83		0.36%
Class NAV	Actual expenses/actual returns	1,000.00	1,051.50	1.80		0.35%
	Hypothetical example	1,000.00	1,023.30	1.78		0.35%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 11-30-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

U.S. Government and Agency obligations 31.1%				$6,664,006,319
(Cost $6,329,903,017)

U.S. Government 10.2%				2,178,676,437
U.S. Treasury
Bond	1.375	08-15-50	328,596,000	312,217,543
Bond	2.250	08-15-49	263,550,000	305,882,719
Bond	2.500	02-15-45	126,224,000	152,371,105
Bond	2.750	11-15-42	546,730,000	685,911,226
Bond	3.125	11-15-41	237,343,000	314,358,950
Note	0.375	11-30-25	40,386,000	40,408,086
Note	0.875	11-15-30	263,893,000	264,511,499
Note	1.625	09-30-26	96,650,000	103,015,309

U.S. Government Agency 20.9%				4,485,329,882
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	158,731,888	165,926,554
30 Yr Pass Thru (A)	2.000	11-01-50	29,868,896	31,306,736
30 Yr Pass Thru	2.500	08-01-50	90,715,527	96,506,906
30 Yr Pass Thru	2.500	09-01-50	38,573,918	40,813,516
30 Yr Pass Thru	3.000	03-01-43	5,007,542	5,458,563
30 Yr Pass Thru	3.000	12-01-45	18,820,431	20,315,590
30 Yr Pass Thru	3.000	05-01-46	3,512,206	3,796,715
30 Yr Pass Thru	3.000	10-01-46	6,741,784	7,264,734
30 Yr Pass Thru	3.000	10-01-46	6,518,655	6,972,555
30 Yr Pass Thru	3.000	10-01-46	11,239,362	12,036,983
30 Yr Pass Thru	3.000	10-01-46	78,664,653	84,815,710
30 Yr Pass Thru	3.000	12-01-46	64,855,971	68,951,904
30 Yr Pass Thru	3.000	12-01-46	14,086,162	15,222,822
30 Yr Pass Thru	3.000	04-01-47	38,952,318	41,704,467
30 Yr Pass Thru	3.000	09-01-49	26,171,595	27,637,309
30 Yr Pass Thru	3.000	10-01-49	31,497,966	33,448,997
30 Yr Pass Thru	3.000	12-01-49	40,779,298	42,719,026
30 Yr Pass Thru	3.000	01-01-50	22,072,781	23,467,593
30 Yr Pass Thru	3.000	02-01-50	95,816,769	100,374,437
30 Yr Pass Thru	3.000	02-01-50	15,804,897	16,803,632
30 Yr Pass Thru	3.500	06-01-42	4,397,143	4,812,749
30 Yr Pass Thru	3.500	04-01-44	5,584,196	6,185,510
30 Yr Pass Thru	3.500	05-01-45	11,708,281	12,760,034
30 Yr Pass Thru	3.500	08-01-46	61,468,519	67,105,483
30 Yr Pass Thru	3.500	09-01-46	15,792,253	17,028,271
30 Yr Pass Thru	3.500	10-01-46	3,243,848	3,494,060
30 Yr Pass Thru	3.500	10-01-46	23,517,115	25,628,736
30 Yr Pass Thru	3.500	11-01-46	7,715,804	8,317,289
30 Yr Pass Thru	3.500	11-01-46	8,032,941	8,724,416

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-46	12,137,591	$13,189,980
30 Yr Pass Thru	3.500	01-01-47	7,605,516	8,293,472
30 Yr Pass Thru	3.500	02-01-47	11,400,968	12,278,417
30 Yr Pass Thru	3.500	04-01-47	13,691,251	14,938,248
30 Yr Pass Thru	3.500	09-01-47	38,779,922	42,045,381
30 Yr Pass Thru	3.500	11-01-47	29,948,530	32,086,628
30 Yr Pass Thru	3.500	11-01-47	11,489,621	12,340,860
30 Yr Pass Thru	4.000	01-01-41	10,338,485	11,465,391
30 Yr Pass Thru	4.000	03-01-42	5,397,439	5,980,706
30 Yr Pass Thru	4.000	11-01-43	3,833,801	4,240,907
30 Yr Pass Thru	4.000	01-01-47	10,865,562	12,012,570
30 Yr Pass Thru	4.000	03-01-47	37,226,060	40,632,286
30 Yr Pass Thru	4.000	04-01-47	15,135,341	16,464,075
30 Yr Pass Thru	4.000	05-01-47	11,662,201	12,680,561
30 Yr Pass Thru	4.000	10-01-47	20,932,765	22,655,161
30 Yr Pass Thru	4.000	03-01-48	7,419,185	7,961,489
30 Yr Pass Thru	4.000	07-01-48	36,972,529	40,355,556
30 Yr Pass Thru	4.000	08-01-48	20,697,405	22,448,946
30 Yr Pass Thru	5.500	11-01-39	3,406,427	3,993,858
Federal National Mortgage Association 30 Yr Pass Thru (A)	2.000	TBA	209,402,000	217,521,269
30 Yr Pass Thru	2.000	09-01-50	43,398,218	45,365,282
30 Yr Pass Thru	2.000	09-01-50	25,446,540	26,552,216
30 Yr Pass Thru	2.000	09-01-50	25,736,483	26,894,970
30 Yr Pass Thru	2.000	10-01-50	29,100,346	30,364,782
30 Yr Pass Thru (A)	2.000	10-01-50	22,937,821	24,042,011
30 Yr Pass Thru	2.000	10-01-50	29,822,089	31,173,802
30 Yr Pass Thru	2.000	11-01-50	47,644,285	49,854,427
30 Yr Pass Thru (A)	2.500	TBA	75,446,000	79,047,339
30 Yr Pass Thru	2.500	08-01-50	39,412,647	41,805,630
30 Yr Pass Thru	2.500	08-01-50	42,414,291	45,122,066
30 Yr Pass Thru	2.500	09-01-50	160,300,440	170,960,002
30 Yr Pass Thru	2.500	09-01-50	19,379,786	20,480,749
30 Yr Pass Thru	2.500	09-01-50	89,126,501	94,537,915
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	2.997	07-01-33	359	374
30 Yr Pass Thru	3.000	07-01-42	3,295,994	3,549,592
30 Yr Pass Thru	3.000	10-01-42	6,043,721	6,435,076
30 Yr Pass Thru	3.000	10-01-42	3,280,297	3,492,709
30 Yr Pass Thru	3.000	04-01-43	2,241,477	2,399,230
30 Yr Pass Thru	3.000	12-01-45	36,018,593	37,979,499
30 Yr Pass Thru	3.000	08-01-46	44,764,550	47,929,023
30 Yr Pass Thru	3.000	08-01-46	32,679,790	34,989,973
30 Yr Pass Thru	3.000	09-01-46	4,327,035	4,626,970
30 Yr Pass Thru	3.000	10-01-46	3,305,779	3,534,924

10	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-46	26,455,461	$27,870,934
30 Yr Pass Thru	3.000	01-01-47	25,839,192	27,657,728
30 Yr Pass Thru	3.000	02-01-47	14,767,203	15,954,177
30 Yr Pass Thru	3.000	04-01-47	61,187,309	64,461,075
30 Yr Pass Thru	3.000	10-01-47	31,391,289	33,600,577
30 Yr Pass Thru	3.000	11-01-47	35,150,643	37,635,495
30 Yr Pass Thru	3.000	11-01-48	76,019,546	80,086,896
30 Yr Pass Thru	3.000	11-01-48	26,415,212	27,836,787
30 Yr Pass Thru	3.000	09-01-49	35,965,551	37,979,766
30 Yr Pass Thru	3.000	09-01-49	46,141,525	49,807,077
30 Yr Pass Thru	3.000	10-01-49	24,549,285	25,707,803
30 Yr Pass Thru	3.000	10-01-49	50,077,327	52,459,330
30 Yr Pass Thru	3.000	10-01-49	54,627,645	58,438,142
30 Yr Pass Thru	3.000	11-01-49	31,791,868	34,317,461
30 Yr Pass Thru	3.000	11-01-49	39,394,332	41,834,476
30 Yr Pass Thru	3.000	11-01-49	32,967,585	34,813,902
30 Yr Pass Thru	3.000	11-01-49	49,153,031	51,491,068
30 Yr Pass Thru	3.000	12-01-49	40,856,271	43,144,386
30 Yr Pass Thru	3.000	01-01-50	32,839,232	34,631,154
30 Yr Pass Thru	3.000	02-01-50	48,471,122	50,762,332
30 Yr Pass Thru	3.500	11-01-40	2,496,779	2,725,740
30 Yr Pass Thru	3.500	06-01-42	2,320,690	2,539,305
30 Yr Pass Thru	3.500	08-01-42	4,034,777	4,418,647
30 Yr Pass Thru	3.500	06-01-43	15,741,667	17,318,040
30 Yr Pass Thru	3.500	07-01-43	4,534,382	4,988,456
30 Yr Pass Thru	3.500	07-01-43	4,776,219	5,254,510
30 Yr Pass Thru	3.500	01-01-45	3,420,271	3,765,984
30 Yr Pass Thru	3.500	04-01-45	11,531,936	12,571,427
30 Yr Pass Thru	3.500	04-01-45	3,042,708	3,316,978
30 Yr Pass Thru	3.500	04-01-45	12,212,440	13,313,272
30 Yr Pass Thru	3.500	01-01-46	30,838,713	33,849,811
30 Yr Pass Thru	3.500	02-01-46	22,281,369	23,927,744
30 Yr Pass Thru	3.500	07-01-46	21,015,520	22,489,553
30 Yr Pass Thru	3.500	07-01-46	8,007,720	8,634,446
30 Yr Pass Thru	3.500	08-01-46	31,839,863	34,580,566
30 Yr Pass Thru	3.500	02-01-47	36,782,916	39,914,621
30 Yr Pass Thru	3.500	03-01-47	40,884,279	44,569,597
30 Yr Pass Thru	3.500	05-01-47	26,796,857	29,279,323
30 Yr Pass Thru	3.500	07-01-47	49,247,232	53,717,167
30 Yr Pass Thru	3.500	08-01-47	36,140,511	39,307,872
30 Yr Pass Thru	3.500	11-01-47	45,429,061	49,154,934
30 Yr Pass Thru	3.500	12-01-47	22,780,665	24,463,933
30 Yr Pass Thru	3.500	01-01-48	36,486,930	39,182,956
30 Yr Pass Thru	3.500	03-01-48	8,365,409	9,150,839

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-48	25,428,193	$26,893,880
30 Yr Pass Thru	3.500	06-01-48	18,680,758	20,212,864
30 Yr Pass Thru	3.500	03-01-49	5,879,295	6,313,717
30 Yr Pass Thru	3.500	06-01-49	39,544,417	42,342,785
30 Yr Pass Thru	3.500	06-01-49	28,739,857	30,881,413
30 Yr Pass Thru	3.500	07-01-49	16,132,620	17,015,118
30 Yr Pass Thru	3.500	07-01-49	61,432,035	64,800,212
30 Yr Pass Thru	3.500	09-01-49	14,292,005	15,057,737
30 Yr Pass Thru	3.500	12-01-49	86,656,123	91,542,679
30 Yr Pass Thru	3.500	02-01-50	59,465,976	62,652,027
30 Yr Pass Thru	3.500	04-01-50	33,921,999	36,333,097
30 Yr Pass Thru	4.000	09-01-40	5,075,486	5,629,036
30 Yr Pass Thru	4.000	09-01-40	7,031,620	7,797,504
30 Yr Pass Thru	4.000	11-01-40	2,029,592	2,250,839
30 Yr Pass Thru	4.000	12-01-40	2,953,656	3,274,879
30 Yr Pass Thru	4.000	01-01-41	3,550,968	3,937,151
30 Yr Pass Thru	4.000	09-01-41	6,183,371	6,853,908
30 Yr Pass Thru	4.000	09-01-41	2,955,451	3,311,965
30 Yr Pass Thru	4.000	10-01-41	1,874,133	2,076,782
30 Yr Pass Thru	4.000	01-01-42	2,664,336	2,967,416
30 Yr Pass Thru	4.000	05-01-42	4,077,323	4,516,928
30 Yr Pass Thru	4.000	09-01-43	6,532,922	7,406,729
30 Yr Pass Thru	4.000	10-01-43	6,821,549	7,684,932
30 Yr Pass Thru	4.000	10-01-43	2,814,469	3,129,351
30 Yr Pass Thru	4.000	01-01-44	5,039,617	5,682,190
30 Yr Pass Thru	4.000	12-01-45	15,230,458	16,744,053
30 Yr Pass Thru	4.000	02-01-46	8,909,700	9,719,966
30 Yr Pass Thru	4.000	04-01-46	9,765,668	10,632,415
30 Yr Pass Thru	4.000	06-01-46	6,651,405	7,231,354
30 Yr Pass Thru	4.000	07-01-46	15,662,811	17,028,483
30 Yr Pass Thru	4.000	10-01-46	3,649,826	3,962,359
30 Yr Pass Thru	4.000	01-01-47	13,561,892	14,947,809
30 Yr Pass Thru	4.000	03-01-47	18,842,420	20,561,876
30 Yr Pass Thru	4.000	04-01-47	17,644,587	19,339,374
30 Yr Pass Thru	4.000	11-01-47	5,886,228	6,344,276
30 Yr Pass Thru	4.000	12-01-47	11,588,892	12,631,944
30 Yr Pass Thru	4.000	12-01-47	7,815,032	8,413,406
30 Yr Pass Thru	4.000	09-01-48	5,762,905	6,258,180
30 Yr Pass Thru	4.000	10-01-48	18,336,706	19,872,488
30 Yr Pass Thru	4.000	10-01-48	21,946,928	23,915,392
30 Yr Pass Thru	4.000	01-01-49	15,641,083	17,029,300
30 Yr Pass Thru	4.000	02-01-49	19,054,682	20,745,870
30 Yr Pass Thru	4.000	07-01-49	29,619,354	32,118,621
30 Yr Pass Thru	7.000	09-01-31	122	144

12	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	09-01-31	98	$116
30 Yr Pass Thru	7.000	09-01-31	1,888	2,228
30 Yr Pass Thru	7.000	01-01-32	78	92
30 Yr Pass Thru	7.000	05-01-32	112	134
30 Yr Pass Thru	7.000	06-01-32	92	108
30 Yr Pass Thru	7.500	09-01-29	50	58
30 Yr Pass Thru	7.500	12-01-29	56	65
30 Yr Pass Thru	7.500	12-01-30	14	16
30 Yr Pass Thru	7.500	01-01-31	23	26
30 Yr Pass Thru	7.500	05-01-31	270	317
30 Yr Pass Thru	7.500	08-01-31	105	119
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	2,892	3,278
30 Yr Pass Thru	5.000	04-15-35	1,473	1,666
30 Yr Pass Thru	5.500	03-15-35	2,064	2,388
30 Yr Pass Thru	6.000	03-15-33	2,014	2,340
30 Yr Pass Thru	6.000	06-15-33	725	838
30 Yr Pass Thru	6.500	09-15-28	284	320
30 Yr Pass Thru	6.500	09-15-29	130	148
30 Yr Pass Thru	6.500	08-15-31	204	236
30 Yr Pass Thru	7.000	04-15-29	608	695
30 Yr Pass Thru	8.000	10-15-26	304	339
Foreign government obligations 0.4%				$95,822,691
(Cost $82,967,176)

Qatar 0.2%				52,148,641
State of Qatar
Bond (C)	3.375	03-14-24	24,739,000	26,718,120
Bond (C)	5.103	04-23-48	17,804,000	25,430,521

Saudi Arabia 0.2%				43,674,050
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	36,978,000	43,674,050
Corporate bonds 54.5%				$11,661,929,630
(Cost $10,901,459,325)

Communication services 7.3%				1,553,938,650

Diversified telecommunication services 2.3%
AT&T, Inc.	2.300	06-01-27	16,724,000	17,724,713
AT&T, Inc.	3.100	02-01-43	28,805,000	29,459,799
AT&T, Inc.	3.650	06-01-51	8,114,000	8,568,884
AT&T, Inc.	3.800	02-15-27	20,506,000	23,474,333
C&W Senior Financing DAC (C)	6.875	09-15-27	16,470,000	17,760,919
CenturyLink, Inc. (C)	4.000	02-15-27	7,709,000	7,969,179
CenturyLink, Inc. (C)	4.500	01-15-29	21,848,000	22,284,960

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value

Communication services (continued)

Diversified telecommunication services (continued)
Cincinnati Bell, Inc. (C)	7.000	07-15-24	22,599,000	$23,362,168
Frontier Communications Corp. (C)	5.875	10-15-27	3,038,000	3,193,698
GCI LLC (C)	4.750	10-15-28	10,096,000	10,615,540
Level 3 Financing, Inc. (C)	3.400	03-01-27	24,679,000	26,630,615
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	12,325,000	12,590,024
Radiate Holdco LLC (C)	6.500	09-15-28	12,060,000	12,812,544
Switch, Ltd. (C)	3.750	09-15-28	4,349,000	4,412,430
Telecom Argentina SA (C)	6.500	06-15-21	6,990,000	6,780,370
Telecom Argentina SA (C)	8.000	07-18-26	12,621,000	11,516,789
Telecom Italia Capital SA	7.200	07-18-36	25,359,000	32,459,520
Telecom Italia SpA (C)	5.303	05-30-24	15,555,000	16,916,063
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	27,652,000	27,721,130
Verizon Communications, Inc.	2.650	11-20-40	41,641,000	42,819,669
Verizon Communications, Inc.	3.000	03-22-27	5,157,000	5,726,413
Verizon Communications, Inc.	4.329	09-21-28	47,515,000	57,641,237
Verizon Communications, Inc.	4.400	11-01-34	19,334,000	24,414,841
Verizon Communications, Inc.	4.862	08-21-46	37,575,000	51,633,438

Entertainment 0.6%
Activision Blizzard, Inc.	3.400	09-15-26	10,623,000	12,030,728
Cable One, Inc. (C)	4.000	11-15-30	6,833,000	7,114,861
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	14,513,000	14,585,565
Lions Gate Capital Holdings LLC (C)	6.375	02-01-24	955,000	981,368
Netflix, Inc.	4.875	04-15-28	38,115,000	43,641,675
Netflix, Inc. (C)	4.875	06-15-30	14,707,000	17,004,969
Netflix, Inc. (C)	5.375	11-15-29	5,283,000	6,308,166
Netflix, Inc.	5.875	11-15-28	26,096,000	31,515,617

Interactive media and services 0.2%
ANGI Group LLC (C)	3.875	08-15-28	12,213,000	12,075,604
Match Group Holdings II LLC (C)	4.125	08-01-30	12,092,000	12,515,220
Twitter, Inc. (C)	3.875	12-15-27	13,568,000	14,195,520

Media 2.7%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	7,128,141
Altice France Holding SA (C)	10.500	05-15-27	4,417,000	4,978,842
Charter Communications Operating LLC	4.200	03-15-28	38,606,000	44,330,154
Charter Communications Operating LLC	4.800	03-01-50	42,872,000	51,385,610
Charter Communications Operating LLC	5.750	04-01-48	42,693,000	56,538,449
Charter Communications Operating LLC	6.484	10-23-45	37,107,000	52,908,488
Comcast Corp.	3.999	11-01-49	5,054,000	6,444,174
Comcast Corp.	4.049	11-01-52	30,950,000	39,760,517
Comcast Corp.	4.150	10-15-28	77,179,000	92,871,289
Cox Communications, Inc. (C)	1.800	10-01-30	13,500,000	13,539,768

14	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Communication services (continued)

Media (continued)
Cox Communications, Inc. (C)	2.950	10-01-50	18,581,000	$19,161,845
CSC Holdings LLC (C)	4.625	12-01-30	3,912,000	4,004,714
CSC Holdings LLC (C)	5.375	02-01-28	7,610,000	8,076,113
CSC Holdings LLC (C)	5.750	01-15-30	21,458,000	23,152,967
CSC Holdings LLC	5.875	09-15-22	11,735,000	12,483,106
CSC Holdings LLC (C)	7.500	04-01-28	11,630,000	12,965,880
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	23,350,000	24,295,909
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	9,735,000	10,582,919
MDC Partners, Inc. (C)	6.500	05-01-24	25,931,000	25,542,035
Meredith Corp. (D)	6.875	02-01-26	28,266,000	28,124,670
National CineMedia LLC (C)	5.875	04-15-28	8,680,000	6,781,250
Sirius XM Radio, Inc. (C)	5.000	08-01-27	22,791,000	23,981,146
Virgin Media Finance PLC (C)	5.000	07-15-30	5,989,000	6,267,489

Wireless telecommunication services 1.5%
Millicom International Cellular SA (C)(D)	4.500	04-27-31	2,745,000	2,960,483
Millicom International Cellular SA (C)	5.125	01-15-28	4,100,000	4,382,080
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	12,891,323
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	13,917,000	14,486,567
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	29,584,000	29,214,200
Sprint Corp.	7.875	09-15-23	16,706,000	19,253,665
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,976,000	14,905,404
T-Mobile USA, Inc. (C)	2.050	02-15-28	34,705,000	35,706,933
T-Mobile USA, Inc. (C)	2.550	02-15-31	11,123,000	11,611,856
T-Mobile USA, Inc. (C)	3.300	02-15-51	33,122,000	34,708,875
T-Mobile USA, Inc. (C)	3.750	04-15-27	16,054,000	18,174,733
T-Mobile USA, Inc. (C)	3.875	04-15-30	34,613,000	39,697,304
T-Mobile USA, Inc. (C)	4.500	04-15-50	22,409,000	28,001,166
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	34,315,000	42,180,017

Consumer discretionary 5.8%				1,248,658,547

Auto components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	6,281,000	6,453,728
Magna International, Inc.	2.450	06-15-30	7,761,000	8,323,946

Automobiles 1.7%
Daimler Finance North America LLC (C)	2.700	06-14-24	14,240,000	15,190,909
Daimler Finance North America LLC (C)	3.500	08-03-25	13,005,000	14,410,444
Ford Motor Credit Company LLC	4.000	11-13-30	5,149,000	5,200,490
Ford Motor Credit Company LLC	4.125	08-17-27	23,165,000	23,946,819
Ford Motor Credit Company LLC	4.134	08-04-25	64,536,000	66,794,760
Ford Motor Credit Company LLC	5.113	05-03-29	35,923,000	38,760,917

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value

Consumer discretionary (continued)

Automobiles (continued)
Ford Motor Credit Company LLC	5.875	08-02-21	32,380,000	$33,124,740
General Motors Company	5.400	04-01-48	11,218,000	14,149,070
General Motors Financial Company, Inc.	3.600	06-21-30	51,855,000	57,841,874
General Motors Financial Company, Inc.	4.300	07-13-25	26,238,000	29,342,692
General Motors Financial Company, Inc.	5.200	03-20-23	19,336,000	21,207,694
Hyundai Capital America (C)	1.800	10-15-25	10,962,000	11,108,331
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	11,303,336
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	15,660,000	16,275,602

Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	6,680,000	6,780,200
Laureate Education, Inc. (C)	8.250	05-01-25	8,645,000	9,163,700
Service Corp. International	3.375	08-15-30	8,007,000	8,207,175
Sotheby’s (C)(D)	7.375	10-15-27	15,799,000	16,588,950

Hotels, restaurants and leisure 1.6%
Bally’s Corp. (C)	6.750	06-01-27	21,495,000	22,462,275
Caesars Resort Collection LLC (C)	5.750	07-01-25	6,989,000	7,399,604
CCM Merger, Inc. (C)	6.375	05-01-26	7,806,000	8,158,051
Choice Hotels International, Inc.	3.700	12-01-29	6,319,000	6,811,756
Choice Hotels International, Inc.	3.700	01-15-31	11,292,000	12,414,651
Connect Finco SARL (C)	6.750	10-01-26	23,292,000	24,137,500
Dave & Buster’s, Inc. (C)(D)	7.625	11-01-25	3,083,000	3,198,613
Hilton Domestic Operating Company, Inc. (C)	4.000	05-01-31	9,787,000	10,288,584
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	16,969,000	18,294,618
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	4,667,000	5,022,859
International Game Technology PLC (C)	5.250	01-15-29	4,076,000	4,311,899
International Game Technology PLC (C)	6.500	02-15-25	11,430,000	12,601,575
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	15,070,000	15,296,050
Marriott International, Inc.	3.125	06-15-26	9,705,000	10,195,863
Marriott International, Inc.	3.500	10-15-32	23,717,000	25,764,494
Marriott International, Inc.	4.625	06-15-30	9,478,000	10,943,359
MGM Resorts International	4.750	10-15-28	22,639,000	23,572,859
New Red Finance, Inc. (C)	4.000	10-15-30	33,222,000	33,138,945
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	18,966,718
Starbucks Corp.	2.250	03-12-30	28,598,000	29,965,840
Waterford Gaming LLC (C)(F)(G)	8.625	09-15-14	422,977	0
Wyndham Destinations, Inc. (C)	4.625	03-01-30	9,653,000	9,981,781
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	4,856,000	4,966,474
Yum! Brands, Inc.	3.625	03-15-31	14,245,000	14,209,388
Yum! Brands, Inc. (C)	4.750	01-15-30	12,072,000	13,050,436

Internet and direct marketing retail 1.4%
Amazon.com, Inc.	3.150	08-22-27	42,155,000	47,900,685

16	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Consumer discretionary (continued)

Internet and direct marketing retail (continued)
Amazon.com, Inc.	4.050	08-22-47	25,692,000	$34,350,530
Booking Holdings, Inc.	4.625	04-13-30	11,682,000	14,346,913
eBay, Inc.	2.700	03-11-30	34,089,000	36,427,881
Expedia Group, Inc.	3.250	02-15-30	26,448,000	26,804,872
Expedia Group, Inc.	3.800	02-15-28	41,555,000	43,602,227
Expedia Group, Inc.	5.000	02-15-26	38,816,000	42,381,503
Prosus NV (C)	4.850	07-06-27	4,575,000	5,258,237
Prosus NV (C)	5.500	07-21-25	19,530,000	22,459,500
QVC, Inc.	4.375	03-15-23	20,103,000	21,057,893
QVC, Inc.	5.450	08-15-34	10,190,000	10,240,950

Multiline retail 0.4%
Dollar General Corp.	3.500	04-03-30	17,227,000	19,806,867
Dollar Tree, Inc.	4.200	05-15-28	46,197,000	54,788,185
Macy’s, Inc. (C)(D)	8.375	06-15-25	6,694,000	7,296,125
Nordstrom, Inc. (C)	8.750	05-15-25	2,499,000	2,786,385

Specialty retail 0.4%
Asbury Automotive Group, Inc.	4.750	03-01-30	10,331,000	10,873,378
AutoNation, Inc.	4.750	06-01-30	12,415,000	14,925,104
Group 1 Automotive, Inc. (C)	4.000	08-15-28	2,525,000	2,583,782
Ken Garff Automotive LLC (C)	4.875	09-15-28	9,390,000	9,530,850
Michaels Stores, Inc. (C)	4.750	10-01-27	4,752,000	4,752,000
Specialty Building Products
Holdings LLC (C)	6.375	09-30-26	1,895,000	1,968,905
The TJX Companies, Inc.	3.875	04-15-30	30,165,000	36,112,771

Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (C)	5.375	05-15-25	6,936,000	7,382,540
Levi Strauss & Company	5.000	05-01-25	11,378,000	11,690,895

Consumer staples 1.4%				301,085,813

Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	24,569,000	31,287,408
Constellation Brands, Inc.	2.875	05-01-30	8,258,000	9,046,952
Keurig Dr. Pepper, Inc.	3.200	05-01-30	7,793,000	8,815,529

Food and staples retailing 0.4%
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	23,201,000	23,723,023
Albertsons Companies, Inc. (C)	3.250	03-15-26	7,699,000	7,778,608
Albertsons Companies, Inc. (C)	3.500	03-15-29	19,349,000	19,300,628
Albertsons Companies, Inc. (C)	4.875	02-15-30	7,584,000	8,294,621
Sysco Corp.	5.950	04-01-30	8,195,000	10,820,365
The Kroger Company (D)	2.200	05-01-30	13,549,000	14,309,860

Food products 0.6%
BRF SA (C)	5.750	09-21-50	15,738,000	16,534,736

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value

Consumer staples (continued)

Food products (continued)
Cargill, Inc. (C)	2.125	04-23-30	10,774,000	$11,462,890
JBS Investments II GmbH (C)	5.750	01-15-28	31,704,000	33,844,337
Kraft Heinz Foods Company (C)	3.875	05-15-27	1,601,000	1,732,164
Kraft Heinz Foods Company (C)	5.500	06-01-50	12,859,000	15,901,869
Lamb Weston Holdings, Inc. (C)	4.875	05-15-28	1,130,000	1,254,300
MARB BondCo PLC (C)(D)	6.875	01-19-25	2,350,000	2,444,000
NBM US Holdings, Inc. (C)(D)	6.625	08-06-29	9,941,000	11,143,960
NBM US Holdings, Inc. (C)	7.000	05-14-26	11,950,000	13,025,620
Post Holdings, Inc. (C)	5.500	12-15-29	10,492,000	11,383,820
Simmons Foods, Inc. (C)	5.750	11-01-24	11,940,000	12,208,650

Household products 0.1%
Edgewell Personal Care Company (C)	5.500	06-01-28	8,227,000	8,841,639

Personal products 0.1%
Natura Cosmeticos SA (C)	5.375	02-01-23	20,072,000	20,659,307
Walnut Bidco PLC (C)	9.125	08-01-24	6,925,000	7,271,527

Energy 4.4%				942,320,688

Energy equipment and services 0.2%
CSI Compressco LP (C)	7.500	04-01-25	20,084,000	18,004,503
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	4,642,766
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (C)	10.000	04-01-26	16,265,562	11,873,860
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,911,420

Oil, gas and consumable fuels 4.2%
Aker BP ASA (C)	2.875	01-15-26	15,032,000	15,054,670
Aker BP ASA (C)	3.000	01-15-25	13,687,000	13,916,719
Aker BP ASA (C)	4.000	01-15-31	29,493,000	29,768,179
Altera Infrastructure LP (C)	8.500	07-15-23	17,682,000	14,641,757
Antero Resources Corp. (D)	5.000	03-01-25	11,643,000	9,256,185
Cheniere Energy Partners LP	4.500	10-01-29	26,578,000	27,694,808
Cimarex Energy Company	4.375	06-01-24	14,759,000	15,929,532
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	11,535,000	12,981,222
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	13,527,000	10,821,600
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	21,406,000	21,727,090
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,440,000	26,610,640
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	21,497,000	23,006,194
Energy Transfer Operating LP	4.200	04-15-27	10,762,000	11,659,982
Energy Transfer Operating LP	4.250	03-15-23	27,143,000	28,568,405
Energy Transfer Operating LP	5.150	03-15-45	22,638,000	23,442,328

18	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)

Oil, gas and consumable fuels (continued)
Energy Transfer Operating LP	5.875	01-15-24	20,571,000	$22,832,825
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	39,154,000	38,600,348
Husky Energy, Inc.	3.950	04-15-22	17,036,000	17,507,333
Kinder Morgan Energy Partners LP	7.750	03-15-32	14,860,000	20,520,345
Leviathan Bond, Ltd. (C)	6.500	06-30-27	23,993,000	26,325,034
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,524,000	4,961,433
Midwest Connector Capital Company LLC (C)(D)	3.625	04-01-22	10,878,000	11,012,324
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	24,785,000	25,153,660
MPLX LP	4.000	03-15-28	16,574,000	18,708,166
MPLX LP	4.125	03-01-27	5,490,000	6,191,009
MPLX LP	4.250	12-01-27	10,188,000	11,574,335
MPLX LP	5.250	01-15-25	11,827,000	12,151,846
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)(E)	6.875	02-15-23	49,298,000	44,861,180
ONEOK Partners LP	4.900	03-15-25	8,883,000	9,824,326
Petrobras Global Finance BV	5.093	01-15-30	56,057,000	61,514,149
Petrobras Global Finance BV	6.900	03-19-49	13,483,000	16,381,845
Sabine Pass Liquefaction LLC	4.200	03-15-28	17,945,000	20,209,375
Sabine Pass Liquefaction LLC	5.000	03-15-27	18,349,000	21,238,907
Sabine Pass Liquefaction LLC	5.875	06-30-26	34,922,000	41,874,621
Sunoco Logistics Partners Operations LP	3.900	07-15-26	26,543,000	28,450,551
Sunoco Logistics Partners Operations LP	5.400	10-01-47	17,042,000	18,148,641
Sunoco LP (C)	4.500	05-15-29	5,408,000	5,590,520
Targa Resources Partners LP	5.875	04-15-26	28,507,000	30,003,618
The Williams Companies, Inc.	3.750	06-15-27	23,219,000	26,071,508
The Williams Companies, Inc.	4.550	06-24-24	47,015,000	52,814,300
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	9,301,048
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,625,000	15,985,581

Financials 13.4%				2,864,300,170

Banks 8.2%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(E)	6.750	06-15-26	14,230,000	16,437,215
Banco Santander SA	4.379	04-12-28	18,506,000	21,474,950
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	31,823,000	33,888,646
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%)	2.831	10-24-51	20,707,000	21,726,753
Bank of America Corp.	3.248	10-21-27	34,717,000	38,595,778
Bank of America Corp.	3.950	04-21-25	32,757,000	36,735,200

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)

Banks (continued)
Bank of America Corp.	4.200	08-26-24	15,662,000	$17,522,785
Bank of America Corp.	4.450	03-03-26	37,898,000	44,229,008
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	39,274,000	45,122,274
Barclays PLC	4.375	01-12-26	16,693,000	19,054,690
BPCE SA (C)	4.500	03-15-25	20,908,000	23,559,880
BPCE SA (C)	5.700	10-22-23	23,945,000	27,003,102
Citigroup, Inc.	3.200	10-21-26	37,609,000	41,721,767
Citigroup, Inc.	4.600	03-09-26	41,216,000	48,229,507
Citigroup, Inc. (4.699% to 2-15-21, then 3 month LIBOR + 4.478%) (E)	4.699	02-15-21	10,923,000	10,940,477
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	32,692,000	33,396,513
Citigroup, Inc.	5.500	09-13-25	11,526,000	13,873,362
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	26,512,000	30,411,385
Citizens Financial Group, Inc.	3.250	04-30-30	33,618,000	37,695,995
Credit Agricole SA (C)	3.250	01-14-30	34,359,000	37,471,458
Credit Agricole SA (7.875% to 1- 23- 24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,705,000	21,183,413
Discover Bank	2.450	09-12-24	24,852,000	26,264,480
Fifth Third Bancorp (5.100% to 6- 30- 23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	18,634,000	18,557,601
Freedom Mortgage Corp. (C)	8.125	11-15-24	16,897,000	17,403,910
Freedom Mortgage Corp. (C)	8.250	04-15-25	5,630,000	5,784,825
HSBC Holdings PLC (3.950% to 5- 18- 23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	39,450,000	42,487,285
HSBC Holdings PLC (6.375% to 3- 30- 25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	7,625,605
HSBC Holdings PLC (6.875% to 6- 1- 21, then 5 Year ICE Swap Rate + 5.514%) (E)	6.875	06-01-21	22,840,000	23,239,700
ING Bank NV (C)	5.800	09-25-23	1,952,000	2,208,629
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	7,864,448
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	34,237,000	36,599,689
JPMorgan Chase & Co.	2.950	10-01-26	39,519,000	43,608,486
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	31,108,000	33,843,893
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	31,095,000	35,558,126

20	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)

Banks (continued)
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	29,100,000	$29,718,375
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	33,858,000	37,814,538
Lloyds Banking Group PLC	4.450	05-08-25	50,987,000	58,309,520
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	20,539,000	22,644,248
M&T Bank Corp. (5.125% to 11- 1- 26, then 3 month LIBOR + 3.520%) (D)(E)	5.125	11-01-26	17,395,000	18,656,138
Natwest Group PLC (3.754% to 11- 1- 24, then 5 Year CMT + 2.100%)	3.754	11-01-29	9,730,000	10,302,453
Natwest Group PLC	3.875	09-12-23	28,349,000	30,714,885
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)(E)	6.000	12-29-25	27,442,000	30,021,548
Natwest Group PLC (8.625% to 8- 15- 21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	38,733,000	40,296,264
Regions Financial Corp.	2.250	05-18-25	58,361,000	61,752,671
Santander Holdings USA, Inc.	3.244	10-05-26	49,273,000	53,375,343
Santander Holdings USA, Inc.	3.400	01-18-23	20,887,000	21,952,044
Santander Holdings USA, Inc.	3.450	06-02-25	41,194,000	44,605,359
Santander Holdings USA, Inc.	3.500	06-07-24	42,781,000	46,188,391
Santander Holdings USA, Inc.	4.400	07-13-27	11,817,000	13,390,922
Santander UK Group Holdings PLC (C)	4.750	09-15-25	18,879,000	21,272,382
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	20,044,000	20,783,624
Societe Generale SA (7.375% to 9- 13- 21, then 5 Year U.S. Swap Rate + 6.238%) (C)(E)	7.375	09-13-21	17,406,000	17,980,398
The PNC Financial Services Group, Inc.	3.150	05-19-27	5,223,000	5,873,556
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	18,664,000	19,270,580
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	29,683,000	30,594,268
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	40,042,000	41,913,726
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	51,999,000	54,989,616
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	24,785,000	26,967,882

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)

Banks (continued)
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	58,942,000	$64,540,901

Capital markets 1.9%
Ares Capital Corp.	3.875	01-15-26	23,776,000	24,980,415
Ares Capital Corp.	4.200	06-10-24	20,159,000	21,443,473
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,539,000	32,744,004
Credit Suisse Group AG (C)	3.574	01-09-23	8,054,000	8,312,296
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (C)(E)	5.250	02-11-27	15,347,000	16,275,494
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(E)	7.500	07-17-23	20,136,000	21,922,063
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(E)	7.500	12-11-23	10,408,000	11,579,462
Lazard Group LLC	4.375	03-11-29	14,255,000	16,580,897
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	19,301,957
Macquarie Bank, Ltd. (C)	4.875	06-10-25	21,805,000	24,598,763
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	59,936,000	63,215,079
Morgan Stanley	3.875	01-27-26	21,560,000	24,649,319
Raymond James Financial, Inc.	4.650	04-01-30	8,546,000	10,504,001
Stifel Financial Corp.	4.250	07-18-24	17,489,000	19,663,788
The Goldman Sachs Group, Inc.	3.850	01-26-27	52,610,000	60,115,937
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (E)	6.875	03-22-21	19,719,000	20,012,419
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	16,988,000	18,623,095

Consumer finance 0.8%
Ally Financial, Inc.	5.125	09-30-24	34,832,000	39,948,416
Ally Financial, Inc.	5.800	05-01-25	16,524,000	19,600,932
Capital One Financial Corp.	3.900	01-29-24	16,297,000	17,866,208
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(E)	9.125	11-29-22	9,375,000	8,343,750
Discover Financial Services	3.950	11-06-24	35,391,000	39,221,195
Discover Financial Services	4.100	02-09-27	8,552,000	9,743,782
Enova International, Inc. (C)	8.500	09-01-24	3,051,000	2,883,836
Enova International, Inc. (C)	8.500	09-15-25	15,665,000	14,842,588
OneMain Finance Corp.	6.875	03-15-25	5,750,000	6,583,750
OneMain Finance Corp.	8.875	06-01-25	7,187,000	8,031,473

Diversified financial services 0.9%
Brightstar Escrow Corp. (C)	9.750	10-15-25	7,887,000	8,156,104

22	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)

Diversified financial services (continued)
GE Capital International Funding
Company Unlimited Company	4.418	11-15-35	36,983,000	$42,655,046
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	11,396,000	12,122,495
Jefferies Financial Group, Inc.	5.500	10-18-23	15,718,000	17,333,119
Jefferies Group LLC	4.150	01-23-30	24,170,000	28,338,309
Jefferies Group LLC	4.850	01-15-27	30,455,000	35,506,819
Operadora de Servicios Mega SA de CV(C)	8.250	02-11-25	10,104,000	10,179,780
Refinitiv US Holdings, Inc. (C)	6.250	05-15-26	2,370,000	2,529,975
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	3,750,000	4,087,500
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	4,032,000	4,032,000
Voya Financial, Inc. (5.650% to 5- 15- 23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	33,373,000	35,468,824

Insurance 1.3%
AXA SA	8.600	12-15-30	11,242,000	17,388,305
Brighthouse Financial, Inc.	3.700	06-22-27	22,800,000	24,794,353
CNA Financial Corp. (D)	2.050	08-15-30	11,031,000	11,298,011
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	12,685,846
CNO Financial Group, Inc.	5.250	05-30-29	26,014,000	31,188,659
Liberty Mutual Group, Inc. (C)	3.951	10-15-50	21,462,000	25,821,424
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	21,813,000	27,792,976
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	6,634,000	10,107,652
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	15,973,084
Nippon Life Insurance Company (5. 100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (C)	5.100	10-16-44	20,670,000	23,098,725
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	48,524,000	51,935,831
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	24,909,000	30,714,901

Thrifts and mortgage finance 0.3%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	3,415,000	3,406,463
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	10,311,000	10,736,329
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	5,041,000	5,226,811
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	7,037,000	7,555,979
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (C)	3.622	04-26-23	18,230,000	18,951,911
Radian Group, Inc.	4.500	10-01-24	8,052,000	8,374,080

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Health care 3.5%				$759,486,752

Biotechnology 0.7%
AbbVie, Inc.	3.200	11-21-29	50,509,000	57,268,124
AbbVie, Inc.	4.250	11-21-49	16,102,000	20,350,320
Gilead Sciences, Inc.	2.800	10-01-50	27,607,000	27,731,558
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	37,258,000	41,613,396

Health care equipment and supplies 0.0%
Varex Imaging Corp. (C)	7.875	10-15-27	7,469,000	7,658,563

Health care providers and services 2.3%
AmerisourceBergen Corp.	2.800	05-15-30	25,080,000	27,195,368
Anthem, Inc.	2.250	05-15-30	9,636,000	10,087,944
Centene Corp.	3.000	10-15-30	21,643,000	22,782,504
Centene Corp.	3.375	02-15-30	8,535,000	8,945,704
Centene Corp.	4.250	12-15-27	6,580,000	7,003,522
Centene Corp.	4.625	12-15-29	6,865,000	7,526,786
Centene Corp. (C)	5.375	06-01-26	17,583,000	18,484,129
CVS Health Corp.	2.700	08-21-40	17,949,000	18,141,603
CVS Health Corp.	3.000	08-15-26	5,073,000	5,587,051
CVS Health Corp.	3.750	04-01-30	21,999,000	25,439,410
CVS Health Corp.	4.300	03-25-28	28,698,000	33,750,890
CVS Health Corp.	5.050	03-25-48	29,806,000	40,269,586
DaVita, Inc. (C)	3.750	02-15-31	20,287,000	20,210,924
DaVita, Inc. (C)	4.625	06-01-30	19,932,000	20,953,515
Encompass Health Corp.	4.500	02-01-28	8,919,000	9,333,198
Encompass Health Corp.	4.625	04-01-31	8,128,000	8,668,106
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	34,722,000	35,116,003
HCA, Inc.	4.125	06-15-29	13,528,000	15,623,703
HCA, Inc.	5.250	04-15-25	21,962,000	25,620,696
HCA, Inc.	5.250	06-15-26	18,315,000	21,611,229
MEDNAX, Inc. (C)	5.250	12-01-23	11,399,000	11,512,762
MEDNAX, Inc. (C)	6.250	01-15-27	12,854,000	13,769,333
Rede D’or Finance Sarl (C)	4.500	01-22-30	21,319,000	22,018,263
Select Medical Corp. (C)	6.250	08-15-26	15,644,000	16,699,970
Team Health Holdings, Inc. (C)(D)	6.375	02-01-25	3,197,000	2,463,608
Universal Health Services, Inc. (C)	2.650	10-15-30	13,849,000	14,266,894
Universal Health Services, Inc. (C)	5.000	06-01-26	28,525,000	29,594,688

Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (C)	4.250	05-01-28	3,981,000	4,194,979

Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	9,478,000	9,689,454
Bausch Health Companies, Inc. (C)	6.125	04-15-25	22,322,000	22,966,883
Bausch Health Companies, Inc. (C)	6.250	02-15-29	21,212,000	22,484,720

24	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)

Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	3,705,000	$3,899,513
Royalty Pharma PLC (C)	1.750	09-02-27	11,002,000	11,223,976
Viatris, Inc. (C)	2.300	06-22-27	11,686,000	12,307,171
Viatris, Inc. (C)	2.700	06-22-30	23,971,000	25,420,706

Industrials 6.2%				1,323,771,340

Aerospace and defense 1.1%
BAE Systems PLC (C)	1.900	02-15-31	28,219,000	28,409,805
Howmet Aerospace, Inc.	5.125	10-01-24	19,813,000	21,544,656
Huntington Ingalls Industries, Inc. (C)	3.844	05-01-25	5,943,000	6,613,919
Huntington Ingalls Industries, Inc. (C)	4.200	05-01-30	24,364,000	28,888,425
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	12,059,000	12,634,214
The Boeing Company	3.200	03-01-29	43,636,000	44,679,624
The Boeing Company	5.040	05-01-27	30,211,000	34,603,787
The Boeing Company	5.805	05-01-50	17,216,000	22,743,785
TransDigm, Inc.	5.500	11-15-27	36,019,000	37,171,608

Air freight and logistics 0.1%
XPO Logistics, Inc. (C)	6.250	05-01-25	2,025,000	2,169,281
XPO Logistics, Inc. (C)	6.500	06-15-22	11,263,000	11,273,700

Airlines 1.9%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	9,995,426	9,405,695
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	12,123,809	10,334,290
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	823,110	790,223
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	18,901,898	16,299,107
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	5,771,575	3,958,620
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	23,155,076	19,022,622
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	7,388,306	5,962,713
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	17,109,544	16,681,805
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	8,521,556	6,959,823
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	10,022,965	8,396,271
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	16,832,674	15,738,550
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	12,434,909	12,075,505

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)

Airlines (continued)
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	8,455,551	$7,352,969
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	12,887,000	13,525,293
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	10,773,000	11,634,840
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	6,385,616	6,274,113
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	4,482,111	4,467,488
Delta Air Lines, Inc.	2.900	10-28-24	33,754,000	32,249,898
Delta Air Lines, Inc.	3.800	04-19-23	20,679,000	20,939,961
Delta Air Lines, Inc.	4.375	04-19-28	25,890,000	25,362,076
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,725,000	6,043,720
JetBlue 2019-1 Class AA Pass Through Trust (D)	2.750	05-15-32	17,979,371	17,917,572
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	21,569,603	21,036,027
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	8,465,164	8,496,909
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	18,466,158	16,294,163
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	23,969,329	20,536,930
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	6,353,116	5,605,876
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	14,880,249	13,479,085
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	40,534,000	42,982,254
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	3,598,130	3,313,992
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	5,631,983	5,248,767

Building products 0.4%
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,536,435
Builders FirstSource, Inc. (C)	6.750	06-01-27	3,811,000	4,120,644
Carrier Global Corp. (C)	2.242	02-15-25	30,952,000	32,498,030
Carrier Global Corp. (C)	2.493	02-15-27	11,038,000	11,773,817
Johnson Controls International PLC	1.750	09-15-30	15,534,000	15,907,151
Owens Corning	3.950	08-15-29	20,149,000	23,037,256

Commercial services and supplies 0.4%
APX Group, Inc. (D)	7.625	09-01-23	19,647,000	20,383,763
Cimpress PLC (C)	7.000	06-15-26	21,585,000	22,178,588
Clean Harbors, Inc. (C)	4.875	07-15-27	2,960,000	3,134,403
Graphic Packaging International LLC (C)	3.500	03-01-29	14,956,000	15,315,692

26	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)

Commercial services and supplies (continued)
Harsco Corp. (C)	5.750	07-31-27	5,035,000	$5,324,613
LSC Communications, Inc. (C)(F)	8.750	10-15-23	19,591,000	3,085,583
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,310,000	3,268,625
Prime Security Services Borrower LLC (C)	6.250	01-15-28	11,195,000	11,767,960
Stericycle, Inc. (C)	3.875	01-15-29	4,547,000	4,728,880
Williams Scotsman International, Inc. (C)	4.625	08-15-28	3,903,000	4,059,120

Construction and engineering 0.2%
AECOM	5.125	03-15-27	22,916,000	25,608,630
MasTec, Inc. (C)	4.500	08-15-28	10,219,000	10,674,563
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	1,866,000	1,997,198
Tutor Perini Corp. (C)(D)	6.875	05-01-25	3,258,000	3,266,503

Industrial conglomerates 0.4%
General Electric Company	4.250	05-01-40	30,159,000	34,267,320
General Electric Company	5.550	01-05-26	38,818,000	46,404,358

Machinery 0.2%
Clark Equipment Company (C)	5.875	06-01-25	2,794,000	2,944,178
Flowserve Corp.	3.500	10-01-30	12,857,000	13,451,797
Hillenbrand, Inc.	5.750	06-15-25	5,132,000	5,491,240
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,377,000	7,828,841
Vertical US Newco, Inc. (C)	5.250	07-15-27	6,702,000	7,037,100

Professional services 0.4%
CoStar Group, Inc. (C)	2.800	07-15-30	30,088,000	31,525,164
IHS Markit, Ltd. (C)	4.000	03-01-26	18,813,000	21,515,864
IHS Markit, Ltd. (C)	4.750	02-15-25	10,406,000	11,951,499
IHS Markit, Ltd.	4.750	08-01-28	14,577,000	17,611,348

Road and rail 0.2%
Uber Technologies, Inc. (C)	7.500	05-15-25	16,479,000	17,591,333
Uber Technologies, Inc. (C)	7.500	09-15-27	28,276,000	30,856,185

Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	27,391,795
Ahern Rentals, Inc. (C)	7.375	05-15-23	14,914,000	10,327,945
Air Lease Corp.	2.875	01-15-26	12,722,000	13,170,915
Air Lease Corp.	3.625	12-01-27	10,511,000	11,082,185
Aircastle, Ltd.	5.500	02-15-22	13,596,000	14,020,925
Ashtead Capital, Inc. (C)	4.250	11-01-29	9,234,000	10,018,890
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	16,462,820
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	15,195,000	15,983,945
H&E Equipment Services, Inc. (C)	3.875	12-15-28	18,668,000	18,668,000
H&E Equipment Services, Inc.	5.625	09-01-25	7,015,000	7,332,780
United Rentals North America, Inc. (D)	3.875	11-15-27	13,298,000	13,935,373
United Rentals North America, Inc.	3.875	02-15-31	8,759,000	9,153,155
United Rentals North America, Inc.	4.875	01-15-28	22,444,000	23,958,970

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Information technology 5.9%				$1,257,399,082

Communications equipment 0.5%
Motorola Solutions, Inc.	2.300	11-15-30	27,940,000	28,364,782
Motorola Solutions, Inc.	4.600	02-23-28	37,982,000	44,974,088
Motorola Solutions, Inc.	4.600	05-23-29	6,509,000	7,743,147
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	30,059,000	31,223,786

IT services 0.5%
Gartner, Inc. (C)	3.750	10-01-30	3,903,000	4,060,369
Gartner, Inc. (C)	4.500	07-01-28	4,885,000	5,129,250
PayPal Holdings, Inc.	2.850	10-01-29	38,042,000	42,294,763
Sabre GLBL, Inc. (C)	7.375	09-01-25	6,228,000	6,710,670
Tempo Acquisition LLC (C)	6.750	06-01-25	6,270,000	6,426,750
VeriSign, Inc.	4.750	07-15-27	8,904,000	9,529,506
VeriSign, Inc.	5.250	04-01-25	10,167,000	11,539,545
Visa, Inc.	2.700	04-15-40	12,354,000	13,690,082

Semiconductors and semiconductor equipment 3.1%
Applied Materials, Inc.	2.750	06-01-50	14,855,000	16,208,719
Broadcom Corp.	3.125	01-15-25	17,063,000	18,385,573
Broadcom, Inc.	4.700	04-15-25	30,734,000	35,174,812
Broadcom, Inc.	4.750	04-15-29	87,340,000	103,965,456
Broadcom, Inc.	5.000	04-15-30	36,018,000	43,575,844
KLA Corp.	4.100	03-15-29	20,282,000	24,370,279
Lam Research Corp.	3.750	03-15-26	19,837,000	22,667,570
Lam Research Corp.	4.875	03-15-49	19,751,000	28,532,626
Marvell Technology Group, Ltd.	4.875	06-22-28	27,709,000	32,801,037
Microchip Technology, Inc. (C)	4.250	09-01-25	6,587,000	6,906,140
Microchip Technology, Inc.	4.333	06-01-23	53,020,000	57,395,184
Micron Technology, Inc.	4.185	02-15-27	61,645,000	71,174,751
Micron Technology, Inc.	4.975	02-06-26	11,668,000	13,699,154
Micron Technology, Inc.	5.327	02-06-29	50,980,000	62,400,712
NVIDIA Corp.	2.850	04-01-30	24,629,000	27,603,760
NXP BV (C)	3.400	05-01-30	9,090,000	10,240,867
NXP BV (C)	3.875	06-18-26	21,216,000	24,040,972
NXP BV (C)	4.625	06-01-23	35,258,000	38,616,125
NXP BV (C)	4.875	03-01-24	17,643,000	19,894,901
Qorvo, Inc. (C)	3.375	04-01-31	11,130,000	11,327,001

Software 0.8%
Autodesk, Inc.	2.850	01-15-30	10,308,000	11,384,009
Infor, Inc. (C)(D)	1.750	07-15-25	7,620,000	7,895,976
j2 Global, Inc. (C)	4.625	10-15-30	13,503,000	14,007,337
LogMeIn, Inc. (C)	5.500	09-01-27	10,959,000	11,369,963
Microsoft Corp.	2.525	06-01-50	19,796,000	21,200,174
Oracle Corp.	2.950	04-01-30	49,729,000	55,795,377
PTC, Inc. (C)	4.000	02-15-28	3,903,000	4,063,999

28	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)

Software (continued)
ServiceNow, Inc.	1.400	09-01-30	27,677,000	$26,935,753
VMware, Inc.	4.500	05-15-25	21,361,000	24,263,921

Technology hardware, storage and peripherals 1.0%
CDW LLC	3.250	02-15-29	8,552,000	8,574,235
Dell International LLC (C)	4.900	10-01-26	32,167,000	37,566,455
Dell International LLC (C)	5.300	10-01-29	35,049,000	42,339,550
Dell International LLC (C)	5.850	07-15-25	9,498,000	11,301,977
Dell International LLC (C)	8.350	07-15-46	21,827,000	31,685,925
Seagate HDD Cayman (C)	4.091	06-01-29	28,244,000	31,218,768
Seagate HDD Cayman (C)	4.125	01-15-31	27,453,000	30,953,258
Xerox Holdings Corp. (C)	5.500	08-15-28	5,969,000	6,174,184

Materials 2.4%				511,629,518

Chemicals 0.8%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	20,288,000	22,337,088
Cydsa SAB de CV (C)	6.250	10-04-27	20,300,000	21,254,100
Methanex Corp.	4.250	12-01-24	16,889,000	17,311,225
Methanex Corp.	5.250	12-15-29	21,366,000	22,383,556
Nutrition & Biosciences, Inc. (C)	1.832	10-15-27	8,173,000	8,348,549
Nutrition & Biosciences, Inc. (C)	2.300	11-01-30	16,349,000	16,807,941
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	19,895,000	23,321,317
Syngenta Finance NV (C)	4.441	04-24-23	25,988,000	27,418,599
Syngenta Finance NV (C)	5.676	04-24-48	8,210,000	8,671,564
WR Grace & Company (C)	4.875	06-15-27	8,552,000	8,958,220

Construction materials 0.4%
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	19,528,440
Cemex SAB de CV (C)	7.375	06-05-27	14,477,000	16,246,089
Standard Industries, Inc. (C)	3.375	01-15-31	7,644,000	7,672,665
Standard Industries, Inc. (C)	5.000	02-15-27	3,699,000	3,879,326
US Concrete, Inc. (C)	5.125	03-01-29	6,849,000	7,047,107
Vulcan Materials Company	3.500	06-01-30	18,796,000	21,477,082

Containers and packaging 0.2%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	15,450,000	16,009,290
Graham Packaging Company, Inc. (C)	7.125	08-15-28	1,313,000	1,408,193
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	2,721,000	2,843,445
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	8,687,000	9,403,678
Reynolds Group Issuer, Inc. (C)	4.000	10-15-27	20,391,000	20,736,627

Metals and mining 0.6%
Anglo American Capital PLC (C)	4.750	04-10-27	16,430,000	19,205,261
Arconic Corp. (C)	6.000	05-15-25	5,802,000	6,251,655

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)

Metals and mining (continued)
Arconic Corp. (C)	6.125	02-15-28	2,748,000	$2,981,580
Commercial Metals Company	5.375	07-15-27	5,017,000	5,292,935
CSN Islands XI Corp. (C)	6.750	01-28-28	29,108,000	30,505,184
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	9,943,828
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	13,468,000	14,090,895
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	5,714,000	5,853,707
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,972,633
JW Aluminum Continuous Cast Company (C)	10.250	06-01-26	7,771,000	8,198,405
Newmont Corp.	2.800	10-01-29	12,732,000	13,948,188
Steel Dynamics, Inc.	3.250	01-15-31	3,793,000	4,216,852

Paper and forest products 0.4%
Boise Cascade Company (C)	4.875	07-01-30	3,222,000	3,495,870
Georgia-Pacific LLC (C)	2.300	04-30-30	54,014,000	57,697,220
Inversiones CMPC SA (C)	3.850	01-13-30	8,078,000	8,914,154
Norbord, Inc. (C)	6.250	04-15-23	5,540,000	5,997,050

Real estate 2.4%				523,958,089

Equity real estate investment trusts 2.4%
American Homes 4 Rent LP	4.250	02-15-28	27,050,000	31,064,825
American Tower Corp.	2.400	03-15-25	16,533,000	17,571,564
American Tower Corp.	2.950	01-15-25	16,252,000	17,603,806
American Tower Corp.	3.550	07-15-27	39,138,000	44,059,541
American Tower Corp.	3.800	08-15-29	14,793,000	17,090,145
Crown Castle International Corp.	2.250	01-15-31	35,059,000	36,285,727
Crown Castle International Corp.	3.300	07-01-30	6,779,000	7,565,289
Crown Castle International Corp.	3.650	09-01-27	32,410,000	36,657,875
Crown Castle International Corp.	4.150	07-01-50	6,170,000	7,344,510
CyrusOne LP	2.150	11-01-30	10,357,000	10,161,771
CyrusOne LP	3.450	11-15-29	21,784,000	23,487,944
Equinix, Inc.	1.550	03-15-28	25,808,000	26,015,132
Equinix, Inc.	1.800	07-15-27	8,210,000	8,418,194
Equinix, Inc.	3.200	11-18-29	34,363,000	37,933,576
Equinix, Inc.	5.375	05-15-27	13,786,000	15,038,037
GLP Capital LP	5.375	04-15-26	21,110,000	23,865,488
Host Hotels & Resorts LP	3.375	12-15-29	17,961,000	18,067,385
Host Hotels & Resorts LP	3.500	09-15-30	12,239,000	12,651,841
MGM Growth Properties Operating Partnership LP (C)	3.875	02-15-29	11,695,000	11,811,950
SBA Communications Corp. (C)	3.875	02-15-27	21,314,000	21,953,420
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	23,937,485
SBA Tower Trust (C)	3.722	04-11-23	26,799,000	27,511,987
Ventas Realty LP	3.500	02-01-25	19,079,000	21,032,990

30	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)

Equity real estate investment trusts (continued)
VICI Properties LP (C)	4.125	08-15-30	11,387,000	$11,737,720
VICI Properties LP (C)	4.625	12-01-29	14,160,000	15,089,887

Utilities 1.8%				375,380,981

Electric utilities 1.1%
ABY Transmision Sur SA (C)	6.875	04-30-43	10,620,367	14,178,190
DPL, Inc. (C)	4.125	07-01-25	11,930,000	12,675,625
Emera US Finance LP	3.550	06-15-26	13,412,000	14,982,533
FirstEnergy Corp.	2.650	03-01-30	13,221,000	13,038,340
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	9,810,000	7,283,925
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	6,630,000	7,562,332
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	40,431,000	46,086,807
NRG Energy, Inc. (C)	2.450	12-02-27	21,080,000	21,614,743
NRG Energy, Inc. (C)	3.375	02-15-29	3,544,000	3,619,310
NRG Energy, Inc. (C)	3.625	02-15-31	9,853,000	10,222,488
NRG Energy, Inc. (C)	3.750	06-15-24	14,286,000	15,336,377
Vistra Operations Company LLC (C)	3.700	01-30-27	31,346,000	34,347,852
Vistra Operations Company LLC (C)	4.300	07-15-29	29,458,000	32,974,667

Gas utilities 0.2%
AmeriGas Partners LP	5.500	05-20-25	14,677,000	16,144,700
Infraestructura Energetica Nova SAB de CV (C)	4.750	01-15-51	31,747,000	30,889,831

Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	17,608,320
Greenko Dutch BV (C)	4.875	07-24-22	11,955,000	12,032,708
Greenko Dutch BV (C)	5.250	07-24-24	7,105,000	7,343,018
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	3,416,082	3,995,962
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	15,359,000	16,242,143
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	5,144,000	5,632,680

Multi-utilities 0.2%
Dominion Energy, Inc.	3.375	04-01-30	16,637,000	19,022,906
NiSource, Inc.	3.600	05-01-30	10,847,000	12,545,524
Municipal bonds 0.3%				$57,936,020
(Cost $57,188,144)
New Jersey Transportation Trust Fund
Authority	4.081	06-15-39	21,809,000	22,034,941
New Jersey Transportation Trust Fund
Authority	4.131	06-15-42	1,745,000	1,727,306
State Board of Administration Finance
Corp. (Florida)	1.705	07-01-27	33,242,000	34,173,773

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 5.2%				$1,099,651,315
(Cost $1,153,564,254)

Commercial and residential 3.6%				766,407,245
AOA Mortgage Trust Series 2015-1177, Class C (C)(H)	3.110	12-13-29	6,896,000	6,869,270
Arroyo Mortgage Trust Series 2018-1, Class A1 (C)(H)	3.763	04-25-48	19,984,354	20,267,814
Series 2019-2, Class A1 (C)(H)	3.347	04-25-49	19,407,599	20,033,119
Series 2019-3, Class A1 (C)(H)	2.962	10-25-48	12,133,136	12,499,279
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (C)(H)	3.843	11-05-32	11,565,000	9,221,008
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	16,499,467
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	10,593,000	11,147,919
BBCMS Trust Series 2015-MSQ, Class D (C)(H)	4.123	09-15-32	7,340,000	7,464,227
Series 2015-SRCH, Class D (C)(H)	5.122	08-10-35	15,436,000	16,675,886
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	18,207	24
Benchmark Mortgage Trust Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	23,289,190
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	21,216,906
Series 2019-B14, Class A2	2.915	12-15-62	22,263,000	23,666,134
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (C)(H)	2.666	07-25-59	7,974,060	8,160,177
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (C)	3.613	10-26-48	2,274,032	2,367,989
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	1.023	01-10-35	123,773,000	1,249,204
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.462	03-15-37	14,985,000	14,891,754
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(C)	1.071	10-15-37	24,953,000	24,938,061
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.891	12-15-37	6,315,000	6,267,507
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	2.691	12-15-37	10,788,000	10,352,044
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(C)	2.291	07-15-32	13,768,926	13,676,283
Citigroup Commercial Mortgage Trust Series 2019-PRM, Class A (C)	3.341	05-10-36	11,950,000	12,620,192
Series 2019-SMRT, Class A (C)	4.149	01-10-36	6,987,000	7,569,062
COLT Mortgage Loan Trust Series 2019-2, Class A1 (C)(H)	3.337	05-25-49	5,565,811	5,608,774

32	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-1, Class A1 (C)(H)	2.488	02-25-50	8,556,446	$8,653,741
COLT Trust Series 2020-RPL1, Class A1 (C)(H)	1.390	01-25-65	40,507,190	40,642,258
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.785	08-15-45	65,155,027	1,258,333
Series 2012-CR3, Class XA IO	2.006	10-15-45	92,928,052	2,317,496
Series 2014-CR15, Class XA IO	1.080	02-10-47	68,026,419	1,570,948
Series 2014-CR20, Class A3	3.326	11-10-47	11,185,000	11,891,337
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.584	05-10-51	224,539,125	6,603,808
Commercial Mortgage Trust (Deutsche Bank AG) Series 2013-300P, Class D (C)(H)	4.540	08-10-30	18,413,000	19,053,196
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	7,602,487
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	14,603,810
Credit Suisse Mortgage Capital Certificates Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	18,853,210	19,281,785
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	1.741	05-15-36	23,820,000	23,640,959
Series 2020-AFC1, Class A1 (C)(H)	2.240	02-25-50	12,819,318	13,047,275
Series 2020-NET, Class A (C)	2.257	08-15-37	5,713,000	5,892,233
GCAT Trust Series 2019-NQM1, Class A1 (C)	3.985	02-25-59	19,568,764	19,945,846
Series 2020-NQM1, Class A1 (C)	2.247	01-25-60	22,179,904	22,677,876
GS Mortgage Securities Trust Series 2005-GG4, Class XC IO (C)	1.834	07-10-39	7,186	2
Series 2011-GC5, Class XA IO (C)	1.490	08-10-44	22,490,978	70,883
Series 2015-590M, Class C (C)(H)	3.932	10-10-35	6,950,000	7,249,325
Series 2017-485L, Class C (C)(H)	4.115	02-10-37	6,670,000	6,954,618
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	23,813,756
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	13,560,720
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 (C)(H)	1.382	09-27-60	12,670,685	12,744,430
HarborView Mortgage Loan Trust Series 2007-3, Class ES IO (C)	0.350	05-19-47	26,438,619	334,583
Series 2007-4, Class ES IO	0.350	07-19-47	28,496,785	377,007
Series 2007-6, Class ES IO (C)	0.343	08-19-37	25,964,773	364,187
IMT Trust Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	8,240,090
Series 2017-APTS, Class CFX (C)(H)	3.613	06-15-34	6,867,000	6,830,527
Irvine Core Office Trust Series 2013-IRV, Class A2 (C)(H)	3.279	05-15-48	15,925,000	16,579,570
Series 2013-IRV, Class XA IO (C)	1.211	05-15-48	8,695,067	116,402
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO	0.718	08-15-46	10,185,623	129,952
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XA IO (C)	1.192	02-15-46	4,939,215	23,416

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2011-C4, Class XA IO (C)	1.305	07-15-46	2,076,452	$2,879
Series 2012-HSBC, Class XA IO (C)	1.582	07-05-32	81,148,077	1,542,690
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	14,140,000	14,673,365
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.491	05-15-36	9,440,000	9,364,012
MFA Trust Series 2020-NQM1, Class A1 (C)(H)	1.479	08-25-49	9,041,292	9,094,948
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA IO (C)	1.571	08-15-45	12,027,154	200,873
Series 2012-C6, Class XA IO (C)	1.692	11-15-45	7,280,818	151,708
Morgan Stanley Capital I Trust Series 2011-C3, Class XA IO (C)	0.704	07-15-49	6,504,285	11,018
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	1.541	11-15-34	15,867,000	15,777,813
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	6,609,594	6,541,300
Natixis Commercial Mortgage Securities Trust Series 2018-285M, Class D (C)(H)	3.917	11-15-32	9,223,000	9,234,472
Series 2018-ALXA, Class C (C)(H)	4.460	01-15-43	7,402,000	7,776,523
OBX Trust Series 2020-EXP2, Class A3 (C)(H)	2.500	05-25-60	18,612,176	18,969,898
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	5,127,534
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	14,869,640	15,303,120
Starwood Mortgage Residential Trust Series 2020-1, Class A1 (C)(H)	2.275	02-25-50	10,910,239	11,143,048
Series 2020-3, Class A1 (C)(H)	1.486	04-25-65	9,184,537	9,239,732
Verus Securitization Trust Series 2020-5, Class A1 (C)	1.218	05-25-65	13,450,275	13,462,454
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(C)	1.791	12-15-34	5,170,000	4,309,070
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class XA IO (C)	1.467	03-15-44	17,377,098	31,972
Series 2012-C10, Class XA IO (C)	1.672	12-15-45	8,366,699	219,700
Series 2012-C9, Class XA IO (C)	2.040	11-15-45	54,736,165	1,460,016
Series 2013-C16, Class XA IO	0.828	09-15-46	9,253,537	144,954

U.S. Government Agency 1.6%				333,244,070
Federal Home Loan Mortgage Corp. Series K015, Class X1 IO	1.739	07-25-21	36,294,174	124,061
Series K017, Class X1 IO	1.433	12-25-21	156,148,739	1,233,341
Series K018, Class X1 IO	1.420	01-25-22	90,350,059	820,279
Series K021, Class X1 IO	1.539	06-25-22	32,662,696	521,084
Series K022, Class X1 IO	1.307	07-25-22	272,944,729	3,968,698
Series K024, Class X1 IO	0.919	09-25-22	9,630,213	118,336
Series K026, Class X1 IO	1.083	11-25-22	14,971,885	219,771

34	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K038, Class X1 IO	1.272	03-25-24	176,977,926	$5,480,210
Series K040, Class A2	3.241	09-25-24	19,525,000	21,375,691
Series K715, Class X1 IO	1.250	01-25-21	5,695,703	1,829
Series K718, Class X1 IO	0.698	01-25-22	12,629,632	51,367
Series KAIV, Class X1 IO	1.133	06-25-21	13,471,096	28,239
Series KIR3, Class A1	3.038	08-25-27	34,300,000	37,434,859
Series KS01, Class X1 IO	1.336	01-25-23	35,681,556	586,830
Series KS03, Class X IO	0.362	08-25-25	35,766,170	204,232
Series T-41, Class 3A (H)	5.222	07-25-32	1,035	1,174
Federal National Mortgage Association Series 2001-50, Class BA	7.000	10-25-41	139	160
Series 2012-M5, Class X IO	0.653	02-25-22	12,695,310	47,526
Government National Mortgage Association Series 2008-90, Class IO	1.944	12-16-50	2,341,827	342,817
Series 2012-114, Class IO	0.702	01-16-53	17,233,692	539,577
Series 2012-120, Class IO	0.713	02-16-53	7,285,103	197,975
Series 2012-125, Class IO	0.246	02-16-53	10,630,711	153,003
Series 2012-70, Class IO	0.194	08-16-52	3,772,126	22,275
Series 2013-63, Class IO	0.766	09-16-51	9,683,170	225,999
Series 2016-174, Class IO	0.872	11-16-56	63,375,891	3,864,313
Series 2017-109, Class IO	0.559	04-16-57	114,052,418	4,770,813
Series 2017-124, Class IO	0.685	01-16-59	117,064,941	6,171,289
Series 2017-135, Class IO	0.771	10-16-58	64,663,223	3,502,807
Series 2017-140, Class IO	0.556	02-16-59	55,940,912	2,735,511
Series 2017-159, Class IO	0.534	06-16-59	88,862,577	4,384,373
Series 2017-169, Class IO	0.671	01-16-60	150,483,579	8,214,868
Series 2017-20, Class IO	0.704	12-16-58	206,043,101	9,976,051
Series 2017-22, Class IO	0.782	12-16-57	21,720,393	1,256,861
Series 2017-41, Class IO	0.707	07-16-58	91,294,081	4,576,508
Series 2017-46, Class IO	0.633	11-16-57	114,089,477	5,634,799
Series 2017-61, Class IO	0.745	05-16-59	49,040,385	2,814,565
Series 2017-74, Class IO	0.589	09-16-58	68,745,179	2,890,254
Series 2017-89, Class IO	0.710	07-16-59	106,786,799	6,714,049
Series 2018-114, Class IO	0.529	04-16-60	131,195,434	7,603,326
Series 2018-158, Class IO	0.692	05-16-61	120,882,893	8,042,061
Series 2018-35, Class IO	0.528	03-16-60	133,110,941	6,282,836
Series 2018-43, Class IO	0.573	05-16-60	195,453,670	9,609,265
Series 2018-68, Class IO	0.465	01-16-60	22,532,147	1,152,048
Series 2018-69, Class IO	0.572	04-16-60	79,628,793	4,749,531
Series 2018-81, Class IO	0.446	01-16-60	39,421,398	1,854,741
Series 2018-9, Class IO	0.544	01-16-60	96,735,430	4,920,274
Series 2018-99, Class IO	0.418	06-16-60	118,118,631	6,970,936
Series 2019-131, Class IO	0.937	07-16-61	105,052,307	7,621,965
Series 2020-100, Class IO	0.894	05-16-62	93,492,539	7,828,523
Series 2020-108, Class IO	0.948	06-16-62	218,196,982	18,326,997

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-114, Class IO	0.930	09-16-62	234,846,114	$19,879,183
Series 2020-118, Class IO	1.059	06-16-62	229,527,923	20,017,452
Series 2020-119, Class IO	0.820	08-16-62	103,453,508	8,213,205
Series 2020-120, Class IO	0.882	05-16-62	49,298,067	4,091,212
Series 2020-137, Class IO	0.911	09-16-62	246,559,396	21,130,510
Series 2020-150, Class IO	0.983	12-16-62	145,337,780	12,620,842
Series 2020-170, Class IO	0.886	11-16-62	205,738,000	17,773,751
Series 2020-92, Class IO	1.016	02-16-62	37,777,936	3,349,018
Asset backed securities 7.3%				$1,565,722,124
(Cost $1,529,590,103)

Asset backed securities 7.3%				1,565,722,124
AMSR Trust Series 2020-SFR4, Class A (C)	1.355	11-17-37	32,971,000	33,162,779
Applebee’s Funding LLC Series 2019-1A, Class A2I (C)	4.194	06-07-49	30,094,000	29,406,954
Arbys Funding LLC Series 2020-1A, Class A2 (C)	3.237	07-30-50	27,926,010	28,526,978
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A (C)	2.360	03-20-26	25,080,000	25,826,757
Series 2020-1A, Class A (C)	2.330	08-20-26	17,982,000	18,472,856
Bojangles Issuer LLC Series 2020-1A, Class A2 (C)	3.832	10-20-50	13,878,000	13,986,422
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (C)	3.280	09-26-33	9,001,168	9,332,602
CARS-DB4 LP Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,344,000	22,228,049
CF Hippolyta LLC Series 2020-1, Class A1 (C)	1.690	07-15-60	27,553,466	27,890,153
CLI Funding VI LLC Series 2020-1A, Class A (C)	2.080	09-18-45	23,549,800	23,643,712
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	77,242	62,220
CoreVest American Finance Trust Series 2019-3, Class A (C)	2.705	10-15-52	6,533,282	6,878,543
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.403	02-25-35	623,005	622,811
DB Master Finance LLC Series 2017-1A, Class A2I (C)	3.629	11-20-47	10,253,068	10,526,004
Series 2017-1A, Class A2II (C)	4.030	11-20-47	8,844,888	9,401,408
Series 2019-1A, Class A2I (C)	3.787	05-20-49	49,537,938	50,849,702
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	33,566,850	35,989,705
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	27,759,000	28,899,895
Series 2020-2A, Class A2 (C)	3.237	01-20-51	20,155,000	20,185,376
FirstKey Homes Trust

36	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2020-SFR1, Class A (C)	1.339	09-17-25	33,816,000	$34,036,257
Series 2020-SFR2, Class A (C)	1.266	10-19-37	38,527,000	38,587,545
Five Guys Funding LLC Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,149,960	16,814,733
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	7,633,150	7,494,914
Ford Credit Auto Owner Trust Series 2020-1, Class A (C)	2.040	08-15-31	33,182,000	34,878,752
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	37,184,000	40,175,494
Series 2020-2, Class A	1.060	09-15-27	31,492,000	31,822,247
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (C)	2.900	04-15-26	30,515,000	32,816,939
Series 2020-1, Class A (C)	0.680	08-15-25	14,259,000	14,307,783
Golden Credit Card Trust Series 2018-4A, Class A (C)	3.440	08-15-25	28,074,000	30,354,395
Golub Capital Partners Funding Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	22,183,262
Hilton Grand Vacations Trust Series 2017-AA, Class A (C)	2.660	12-26-28	12,868,305	13,160,861
Series 2018-AA, Class A (C)	3.540	02-25-32	5,190,023	5,506,025
Hyundai Auto Receivables Trust Series 2020-B, Class A4	0.620	12-15-25	10,672,000	10,739,452
Jack in the Box Funding LLC Series 2019-1A, Class A23 (C)	4.970	08-25-49	11,964,588	12,604,932
Series 2019-1A, Class A2I (C)	3.982	08-25-49	12,689,113	13,002,407
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (C)	2.730	10-25-48	7,466,391	7,643,851
MelTel Land Funding LLC Series 2019-1A, Class A (C)	3.768	04-15-49	11,071,368	11,520,651
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (C)(H)	3.500	08-25-58	6,503,265	6,853,200
MVW Owner Trust Series 2015-1A, Class A (C)	2.520	12-20-32	884,292	889,534
Series 2018-1A, Class A (C)	3.450	01-21-36	11,586,553	12,039,039
Navient Private Education Loan Trust Series 2016-AA, Class A2A (C)	3.910	12-15-45	6,659,687	6,985,191
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (C)	2.600	08-15-68	27,458,000	28,350,322
Navient Student Loan Trust Series 2020-2A, Class A1A (C)	1.320	08-26-69	17,921,000	17,918,129
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (B)	0.375	01-25-37	955,505	937,568
NRZ Excess Spread-Collateralized Notes Series 2018-FNT1, Class A (C)	3.610	05-25-23	8,334,720	8,346,738
Series 2018-FNT2, Class A (C)	3.790	07-25-54	4,922,307	4,888,551
Series 2018-PLS1, Class A (C)	3.193	01-25-23	3,441,092	3,447,406
Series 2018-PLS2, Class A (C)	3.265	02-25-23	12,611,787	12,620,442

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	15,113,000	$15,595,254
PFS Financing Corp. Series 2020-E, Class A (C)	1.000	10-15-25	19,383,000	19,456,549
Progress Residential Trust Series 2020-SFR1, Class A (C)	1.732	04-17-37	18,308,000	18,577,765
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	4,470,540	4,626,271
Santander Revolving Auto Loan Trust Series 2019-A, Class A (C)	2.510	01-26-32	32,577,000	34,664,889
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (C)	3.230	10-20-24	8,205,000	8,234,585
Sesac Finance LLC Series 2019-1, Class A2 (C)	5.216	07-25-49	26,413,650	28,012,997
Sierra Timeshare Receivables Funding LLC Series 2018-3A, Class D (C)	5.200	09-20-35	3,426,680	3,436,592
Series 2019-1A, Class A (C)	3.200	01-20-36	5,740,597	5,942,928
SMB Private Education Loan Trust Series 2015-C, Class A2A (C)	2.750	07-15-27	3,776,673	3,830,915
Series 2019-B, Class A2A (C)	2.840	06-15-37	27,582,000	28,899,639
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	13,761,000	13,862,414
Sonic Capital LLC Series 2020-1A, Class A2I (C)	3.845	01-20-50	23,668,148	25,115,455
Sunbird Engine Finance LLC Series 2020-1A, Class A (C)	3.671	02-15-45	11,002,710	9,758,517
Taco Bell Funding LLC Series 2016-1A, Class A2II (C)	4.377	05-25-46	2,653,750	2,653,962
Series 2018-1A, Class A2I (C)	4.318	11-25-48	34,025,600	34,551,976
Towd Point Mortgage Trust Series 2015-1, Class A5 (C)(H)	3.553	10-25-53	4,950,000	5,203,765
Series 2015-2, Class 1M2 (C)(H)	3.580	11-25-60	10,930,000	11,543,345
Series 2017-1, Class A1 (C)(H)	2.750	10-25-56	3,901,402	3,997,988
Series 2017-2, Class A1 (C)(H)	2.750	04-25-57	2,119,106	2,166,072
Series 2018-1, Class A1 (C)(H)	3.000	01-25-58	5,587,093	5,801,325
Series 2018-3, Class A1 (C)(H)	3.750	05-25-58	9,240,749	9,865,184
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	22,100,406	23,463,647
Series 2018-5, Class A1A (C)(H)	3.250	07-25-58	3,632,997	3,788,421
Series 2018-6, Class A1A (C)(H)	3.750	03-25-58	23,502,754	24,736,300
Series 2019-1, Class A1 (C)(H)	3.724	03-25-58	13,389,801	14,365,879
Series 2019-4, Class A1 (C)(H)	2.900	10-25-59	18,977,430	19,932,775
Series 2020-4, Class A1 (C)	1.750	10-25-60	19,883,233	20,306,424
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (C)	2.560	11-25-31	60,869,000	64,966,173
Series 2020-1A, Class A (C)	1.350	05-25-33	19,008,000	19,519,779
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4	0.570	10-15-25	10,568,000	10,611,635
Triton Container Finance VIII LLC Series 2020-1A, Class A (C)	2.110	09-20-45	47,082,384	47,286,910

38	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	24,258,000	$24,360,005
Series 2020-2A, Class A2 (C)	1.992	09-15-45	16,839,000	16,924,859
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	39,048,000	39,145,292
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	34,337,238	32,432,884
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	6,791,410	6,931,612
Westgate Resorts LLC
Series 2017-1A, Class A (C)	3.050	12-20-30	2,071,099	2,080,334
Westlake Automobile Receivables Trust
Series 2019-1A, Class C (C)	3.450	03-15-24	15,123,000	15,436,182
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	8,063,482	6,815,080

			Shares	Value
Common stocks 0.0%				$2,496,207
(Cost $2,483,774)

Utilities 0.0%				2,496,207

Multi-utilities 0.0%
Dominion Energy, Inc.			24,838	2,496,207
Preferred securities 0.2%				$53,206,597
(Cost $48,086,230)

Consumer staples 0.0%				2,262,720

Food products 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)			28,284	2,262,720

Financials 0.0%				12,829,047

Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.007% (B)			377,982	9,823,752
Wells Fargo & Company, 7.500%			2,139	3,005,295

Information technology 0.1%				21,147,643

Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%			15,892	21,147,643

Utilities 0.1%				16,967,187

Electric utilities 0.1%
NextEra Energy, Inc., 5.279%			275,700	13,445,889
The Southern Company, 6.750%			38,814	1,932,549

Multi-utilities 0.0%
DTE Energy Company, 6.250%			33,037	1,588,749

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	39

				Shares	Value
Warrants 0.0%					$332,925
(Cost $0)
Stearns LLC (Expiration Date: 11-5-39) (G)(I)(J)				178,690	332,925

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 3.2%					$688,263,698
(Cost $688,181,627)

Commercial paper 0.0%					1,999,995
Sumitomo Mitsui Financial Group, Inc.	0.080	12-01-20		2,000,000	1,999,995

U.S. Government Agency 0.2%					44,882,000
Federal Agricultural Mortgage Corp.
Discount Note	0.010	12-01-20		44,882,000	44,882,000

		Yield (%)		Shares	Value

Short-term funds 0.6%					120,010,703
John Hancock Collateral Trust (K)		0.1952	(L)	11,992,436	120,010,703

				Par value^	Value

Repurchase agreement 2.4%					521,371,000
Barclays Tri-Party Repurchase Agreement dated 11-30-20 at 0.070% to be repurchased at $376,537,732 on 12-1-20, collateralized by $120,011,900 U.S. Treasury Notes, 0.140%—2.500% due 1-31-2021 to 2-28-2026 (valued at $121,763,704)				376,537,000	376,537,000
Repurchase Agreement with State Street Corp. dated 11-30-20 at 0.000% to be repurchased at $144,834,000 on 12-1-20, collateralized by $144,963,500 U.S. Treasury Notes, 1.375% due 1-31-22 (valued at $147,730,769)				144,834,000	144,834,000

Total investments (Cost $20,793,423,650) 102.2%					$21,889,367,526

Other assets and liabilities, net (2.2%)					(480,703,343)

Total net assets 100.0%					$21,408,664,183

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

CMT	Constant Maturity Treasury

ICE	Intercontinental Exchange

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR	London Interbank Offered Rate

PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.

40	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

SOFR	Secured Overnight Financing Rate

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

(A)	Security purchased or sold on a when-issued or delayed delivery basis.

(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,195,805,303 or 28.9% of the fund’s net assets as of 11-30-20.

(D)	All or a portion of this security is on loan as of 11-30-20.

(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(F)	Non-income producing - Issuer is in default.

(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(I)	Non-income producing security.

(J)	Strike price and/or expiration date not available.

(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

(L)	The rate shown is the annualized seven-day yield as of 11-30-20.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 11-30-20, the aggregate cost of investments for federal income tax purposes was $20,848,351,958. Net unrealized appreciation aggregated to $1,041,015,568, of which $1,195,700,675 related to gross unrealized appreciation and $154,685,107 related to gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	41

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $20,673,495,023) including $117,533,210 of securities loaned	$21,769,356,823
Affiliated investments, at value (Cost $119,928,627)	120,010,703
Total investments, at value (Cost $20,793,423,650)	21,889,367,526
Cash	1,594,483
Dividends and interest receivable	146,192,577
Receivable for fund shares sold	49,314,068
Receivable for investments sold	46,270,084
Receivable for delayed delivery securities sold	54,953,295
Receivable for securities lending income	39,289
Other assets	848,856
Total assets	22,188,580,178
Liabilities
Distributions payable	1,287,640
Payable for investments purchased	222,002,267
Payable for delayed delivery securities purchased	404,350,334
Payable for fund shares repurchased	28,828,758
Payable upon return of securities loaned	119,987,355
Payable to affiliates
Accounting and legal services fees	668,989
Transfer agent fees	892,641
Distribution and service fees	249,135
Trustees’ fees	12,581
Other liabilities and accrued expenses	1,636,295
Total liabilities	779,915,995
Net assets	$21,408,664,183
Net assets consist of
Paid-in capital	$20,087,904,517
Total distributable earnings (loss)	1,320,759,666
Net assets	$21,408,664,183

42	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,393,208,478 ÷ 141,323,375 shares)[1]	$16.93
Class C ($266,402,896 ÷ 15,730,724 shares)[1]	$16.94
Class I ($5,740,664,797 ÷ 338,956,009 shares)	$16.94
Class R2 ($110,511,446 ÷ 6,518,127 shares)	$16.95
Class R4 ($65,913,760 ÷ 3,886,430 shares)	$16.96
Class R6 ($8,692,034,887 ÷ 512,348,322 shares)	$16.97
Class NAV ($4,139,927,919 ÷ 244,111,296 shares)	$16.96
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$17.64

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	43

STATEMENT OF OPERATIONS For the six months ended 11-30-20 (unaudited)

Investment income
Interest	$340,891,990
Dividends	1,672,585
Securities lending	528,497
Less foreign taxes withheld	(26,394)
Total investment income	343,066,678
Expenses
Investment management fees	31,225,434
Distribution and service fees	5,160,068
Accounting and legal services fees	1,905,906
Transfer agent fees	5,180,222
Trustees’ fees	163,486
Custodian fees	1,090,104
State registration fees	255,466
Printing and postage	426,901
Professional fees	260,242
Other	394,859
Total expenses	46,062,688
Less expense reductions	(753,435)
Net expenses	45,309,253
Net investment income	297,757,425
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	81,347,390
Affiliated investments	21,663
81,369,053
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	589,999,263
Affiliated investments	(70,096)
589,929,167
Net realized and unrealized gain	671,298,220
Increase in net assets from operations	$969,055,645

44	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-20 (unaudited)	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$297,757,425	$550,550,416
Net realized gain	81,369,053	418,596,993
Change in net unrealized appreciation (depreciation)	589,929,167	262,613,369
Increase in net assets resulting from operations	969,055,645	1,231,760,778
Distributions to shareholders
From earnings
Class A	(31,482,271)	(69,961,436)
Class B1	(18,026)	(145,931)
Class C	(2,887,823)	(7,784,005)
Class I	(81,014,125)	(151,367,503)
Class R2	(1,474,167)	(3,443,142)
Class R4	(881,012)	(1,915,296)
Class R6	(127,990,362)	(290,596,250)
Class NAV	(63,233,427)	(171,586,313)
Total distributions	(308,981,213)	(696,799,876)
From fund share transactions	2,470,354,717	1,717,196,319
Total increase	3,130,429,149	2,252,157,221
Net assets
Beginning of period	18,278,235,034	16,026,077,813
End of period	$21,408,664,183	$18,278,235,034

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	45

Financial highlights

CLASS A SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$16.37		$15.83	$15.41	$15.93	$15.79	$16.06
Net investment income[2]	0.22		0.45	0.49	0.46	0.45	0.47
Net realized and unrealized gain (loss) on investments	0.57		0.68	0.46	(0.47)	0.18	(0.23)
Total from investment operations	0.79		1.13	0.95	(0.01)	0.63	0.24
Less distributions
From net investment income	(0.23)		(0.49)	(0.53)	(0.51)	(0.49)	(0.51)
From net realized gain	—		(0.10)	—	—	—	—
Total distributions	(0.23)		(0.59)	(0.53)	(0.51)	(0.49)	(0.51)
Net asset value, end of period	$16.93		$16.37	$15.83	$15.41	$15.93	$15.79
Total return (%)[3,4]	4.87[5]		7.22	6.33	(0.11)	4.07	1.59
Ratios and supplemental data
Net assets, end of period (in millions)	$2,393		$2,100	$1,688	$1,488	$1,492	$1,904
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[6]	0.79	0.78	0.81	0.89	0.93
Expenses including reductions	0.77	[6]	0.78	0.78	0.79	0.83	0.87
Net investment income	2.67	[6]	2.82	3.21	2.93	2.83	3.01
Portfolio turnover (%)	42		125	106	74	98 [7]	56

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

46	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$16.37		$15.84	$15.41	$15.93	$15.79	$16.06
Net investment income[2]	0.16		0.34	0.39	0.35	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.58		0.66	0.46	(0.47)	0.18	(0.23)
Total from investment operations	0.74		1.00	0.85	(0.12)	0.52	0.13
Less distributions
From net investment income	(0.17)		(0.37)	(0.42)	(0.40)	(0.38)	(0.40)
From net realized gain	—		(0.10)	—	—	—	—
Total distributions	(0.17)		(0.47)	(0.42)	(0.40)	(0.38)	(0.40)
Net asset value, end of period	$16.94		$16.37	$15.84	$15.41	$15.93	$15.79
Total return (%)[3,4]	4.57[5]		6.41	5.66	(0.80)	3.35	0.88
Ratios and supplemental data
Net assets, end of period (in millions)	$266		$278	$252	$269	$299	$310
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	[6]	1.49	1.48	1.51	1.59	1.63
Expenses including reductions	1.47	[6]	1.48	1.48	1.49	1.53	1.57
Net investment income	1.96	[6]	2.11	2.51	2.23	2.14	2.31
Portfolio turnover (%)	42		125	106	74	98 [7]	56

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	47

CLASS I SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$16.37		$15.84	$15.41	$15.93	$15.80	$16.06
Net investment income[2]	0.25		0.50	0.53	0.50	0.50	0.52
Net realized and unrealized gain (loss) on investments	0.58		0.67	0.47	(0.47)	0.17	(0.22)
Total from investment operations	0.83		1.17	1.00	0.03	0.67	0.30
Less distributions
From net investment income	(0.26)		(0.54)	(0.57)	(0.55)	(0.54)	(0.56)
From net realized gain	—		(0.10)	—	—	—	—
Total distributions	(0.26)		(0.64)	(0.57)	(0.55)	(0.54)	(0.56)
Net asset value, end of period	$16.94		$16.37	$15.84	$15.41	$15.93	$15.80
Total return (%)[3]	5.09[4]		7.47	6.70	0.19	4.33	1.97
Ratios and supplemental data
Net assets, end of period (in millions)	$5,741		$4,693	$2,928	$2,236	$5,385	$1,367
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	[5]	0.49	0.50	0.51	0.57	0.61
Expenses including reductions	0.47	[5]	0.48	0.49	0.49	0.51	0.56
Net investment income	2.97	[5]	3.11	3.48	3.19	3.15	3.32
Portfolio turnover (%)	42		125	106	74	98 [6]	56

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.

48	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$16.39		$15.85	$15.42	$15.95	$15.81	$16.08
Net investment income[2]	0.22		0.44	0.48	0.45	0.44	0.46
Net realized and unrealized gain (loss) on investments	0.57		0.67	0.47	(0.49)	0.18	(0.23)
Total from investment operations	0.79		1.11	0.95	(0.04)	0.62	0.23
Less distributions
From net investment income	(0.23)		(0.47)	(0.52)	(0.49)	(0.48)	(0.50)
From net realized gain	—		(0.10)	—	—	—	—
Total distributions	(0.23)		(0.57)	(0.52)	(0.49)	(0.48)	(0.50)
Net asset value, end of period	$16.95		$16.39	$15.85	$15.42	$15.95	$15.81
Total return (%)[3]	4.82[4]		7.12	6.29	(0.27)	3.97	1.55
Ratios and supplemental data
Net assets, end of period (in millions)	$111		$105	$86	$83	$56	$56
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	[5]	0.87	0.88	0.92	0.98	1.03
Expenses including reductions	0.86	[5]	0.87	0.88	0.89	0.92	0.97
Net investment income	2.58	[5]	2.73	3.11	2.84	2.75	2.92
Portfolio turnover (%)	42		125	106	74	98 [6]	56

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	49

CLASS R4 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$16.39		$15.86	$15.43	$15.95	$15.81	$16.08
Net investment income[2]	0.24		0.48	0.52	0.49	0.49	0.51
Net realized and unrealized gain (loss) on investments	0.58		0.66	0.47	(0.48)	0.17	(0.22)
Total from investment operations	0.82		1.14	0.99	0.01	0.66	0.29
Less distributions
From net investment income	(0.25)		(0.51)	(0.56)	(0.53)	(0.52)	(0.56)
From net realized gain	—		(0.10)	—	—	—	—
Total distributions	(0.25)		(0.61)	(0.56)	(0.53)	(0.52)	(0.56)
Net asset value, end of period	$16.96		$16.39	$15.86	$15.43	$15.95	$15.81
Total return (%)[3]	5.02[4]		7.32	6.55	0.05	4.25	1.86
Ratios and supplemental data
Net assets, end of period (in millions)	$66		$55	$44	$39	$29	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	[6]	0.72	0.74	0.76	0.82	0.82
Expenses including reductions	0.61	[6]	0.62	0.63	0.64	0.66	0.66
Net investment income	2.84	[6]	2.99	3.36	3.09	3.09	3.24
Portfolio turnover (%)	42		125	106	74	98 [7]	56

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.

50	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$16.40		$15.86	$15.43	$15.96	$15.81	$16.08
Net investment income[2]	0.26		0.52	0.55	0.53	0.52	0.54
Net realized and unrealized gain (loss) on investments	0.58		0.67	0.47	(0.49)	0.19	(0.23)
Total from investment operations	0.84		1.19	1.02	0.04	0.71	0.31
Less distributions
From net investment income	(0.27)		(0.55)	(0.59)	(0.57)	(0.56)	(0.58)
From net realized gain	—		(0.10)	—	—	—	—
Total distributions	(0.27)		(0.65)	(0.59)	(0.57)	(0.56)	(0.58)
Net asset value, end of period	$16.97		$16.40	$15.86	$15.43	$15.96	$15.81
Total return (%)[3]	5.14[4]		7.65	6.81	0.23	4.58	2.02
Ratios and supplemental data
Net assets, end of period (in millions)	$8,692		$7,305	$6,560	$5,944	$529	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37	[5]	0.37	0.39	0.42	0.48	0.52
Expenses including reductions	0.36	[5]	0.37	0.38	0.39	0.41	0.44
Net investment income	3.08	[5]	3.22	3.61	3.37	3.27	3.45
Portfolio turnover (%)	42		125	106	74	98 [6]	56

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	51

CLASS NAV SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16[2]
Per share operating performance
Net asset value, beginning of period	$16.39		$15.86	$15.43	$15.95	$15.81	$15.78
Net investment income[3]	0.26		0.52	0.56	0.53	0.51	0.41
Net realized and unrealized gain (loss) on investments	0.58		0.67	0.47	(0.48)	0.19	0.06
Total from investment operations	0.84		1.19	1.03	0.05	0.70	0.47
Less distributions
From net investment income	(0.27)		(0.56)	(0.60)	(0.57)	(0.56)	(0.44)
From net realized gain	—		(0.10)	—	—	—	—
Total distributions	(0.27)		(0.66)	(0.60)	(0.57)	(0.56)	(0.44)
Net asset value, end of period	$16.96		$16.39	$15.86	$15.43	$15.95	$15.81
Total return (%)[4]	5.15[5]		7.60	6.83	0.30	4.51	3.03	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4,140		$3,739	$4,461	$1,959	$1,862	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36	[6]	0.36	0.37	0.40	0.46	0.50	[6]
Expenses including reductions	0.35	[6]	0.35	0.37	0.38	0.41	0.44	[6]
Net investment income	3.09	[6]	3.23	3.63	3.34	3.28	3.44	[6]
Portfolio turnover (%)	42		125	106	74	98 [7]	56	[8]

[1]	Six months ended 11-30-20. Unaudited.
[2]	The inception date for Class NAV shares is 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.

52	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	53

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2020, by major security category or type:

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$6,664,006,319	—	$6,664,006,319	—
Foreign government obligations	95,822,691	—	95,822,691	—
Corporate bonds	11,661,929,630	—	11,661,929,630	—
Municipal bonds	57,936,020	—	57,936,020	—
Collateralized mortgage obligations	1,099,651,315	—	1,099,651,315	—
Asset backed securities	1,565,722,124	—	1,565,722,124	—
Common stocks	2,496,207	$2,496,207	—	—
Preferred securities	53,206,597	50,943,877	2,262,720	—
Warrants	332,925	—	—	$332,925
Short-term investments	688,263,698	120,010,703	568,252,995	—
Total investments in securities	$21,889,367,526	$173,450,787	$21,715,583,814	$332,925

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.

54	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a” To Be Announced” (TBA) or ”forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities.

Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre- payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex- date, except for dividends of certain foreign securities where the dividend may not be known until after the ex- date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non- cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments.

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	55

The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2020, the fund loaned securities valued at $117,533,210 and received $119,987,355 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended November 30, 2020 were $41,892.

56	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class- specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex- date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book- tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	57

assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Multi-Asset High Income Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$82,086
Class B	61
Class C	10,037
Class I	190,840
Class R2	3,964

Class	Expense reduction
Class R4	$2,175
Class R6	291,199
Class NAV	143,168
Total	$723,530

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.31% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

58	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

Class B was redesignated during the period. Refer to Note 5 for further details.

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $29,905 for Class R4 shares for the six months ended November 30, 2020.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,384,708 for the six months ended November 30, 2020. Of this amount, $191,876 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,192,832 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2020, CDSCs received by the Distributor amounted to $8,975 and $20,414 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$3,391,273	$1,359,792

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	59

Class	Distribution and service fees	Transfer agent fees
Class B	$8,648	$1,028
Class C	1,387,019	166,851
Class I	—	3,162,824
Class R2	269,884	6,534
Class R4	103,244	3,566
Class R6	—	479,627
Total	$5,160,068	$5,180,222

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2020 and for the year ended May 31, 2020 were as follows:

	Six Months Ended 11-30-20		Year Ended 5-31-20
	Shares	Amount	Shares	Amount

Class A shares
Sold	20,637,746	$346,040,518	41,005,801	$662,731,784
Distributions reinvested	1,809,301	30,341,218	4,172,520	67,539,928
Repurchased	(9,440,458)	(158,026,329)	(23,461,921)	(376,812,820)
Net increase	13,006,589	$218,355,407	21,716,400	$353,458,892

Class B shares
Sold	3,729	$63,012	6,768	$110,103
Distributions reinvested	964	16,144	8,541	138,132
Repurchased	(193,268)	(3,235,561)	(249,934)	(4,037,416)
Net decrease	(188,575)	$(3,156,405)	(234,625)	$(3,789,181)

Class C shares
Sold	2,076,868	$34,820,968	4,252,213	$68,713,068
Distributions reinvested	163,213	2,736,791	455,710	7,373,911
Repurchased	(3,483,783)	(58,392,445)	(3,674,490)	(59,119,885)
Net increase (decrease)	(1,243,702)	$(20,834,686)	1,033,433	$16,967,094

Class I shares
Sold	90,984,784	$1,523,247,970	177,627,763	$2,867,598,280
Distributions reinvested	4,517,720	75,773,251	8,777,670	142,128,546
Repurchased	(43,284,969)	(724,732,330)	(84,570,992)	(1,357,062,414)
Net increase	52,217,535	$874,288,891	101,834,441	$1,652,664,412

60	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

	Six Months Ended 11-30-20		Year Ended 5-31-20
	Shares	Amount	Shares	Amount

Class R2 shares
Sold	1,005,778	$16,844,229	2,997,214	$48,532,943
Distributions reinvested	72,686	1,220,273	181,253	2,937,041
Repurchased	(988,724)	(16,579,392)	(2,159,089)	(34,743,089)
Net increase	89,740	$1,485,110	1,019,378	$16,726,895

Class R4 shares
Sold	835,637	$14,016,674	1,271,936	$20,533,594
Distributions reinvested	52,315	878,682	118,132	1,914,858
Repurchased	(358,582)	(6,011,927)	(787,885)	(12,627,785)
Net increase	529,370	$8,883,429	602,183	$9,820,667

Class R6 shares
Sold	91,030,033	$1,528,015,482	142,587,889	$2,308,830,647
Distributions reinvested	7,584,761	127,439,211	17,865,771	289,744,933
Repurchased	(31,794,474)	(533,473,841)	(128,475,759)	(2,080,653,650)
Net increase	66,820,320	$1,121,980,852	31,977,901	$517,921,930

Class NAV shares
Sold	17,716,128	$297,702,112	14,828,777	$240,437,607
Distributions reinvested	3,765,532	63,233,427	10,585,871	171,586,313
Repurchased	(5,469,718)	(91,583,420)	(78,637,849)	(1,258,598,310)
Net increase (decrease)	16,011,942	$269,352,119	(53,223,201)	$(846,574,390)

Total net increase	147,243,219	$2,470,354,717	104,725,910	$1,717,196,319

Affiliates of the fund owned 100% of shares of Class NAV on November 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.

Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$1,763,175

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $6,379,491,082 and $3,940,908,249, respectively, for the six months ended November 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $4,086,930,280 and $4,228,521,355, respectively, for the six months ended November 30, 2020.

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	61

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2020, funds within the John Hancock group of funds complex held 19.3% of the fund’s net assets. There were no affiliated funds with an ownership of 5% or more of the fund’s net assets.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	11,992,436	$117,872,391	$920,196,758	$(918,010,013)	$21,663	$(70,096)	$528,497	—	$120,010,703

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended November 30, 2020, the fund engaged in securities purchases amounting to $130,134,486.

Note 10 — LIBOR discontinuation risk

LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

62	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Note 11 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 12 — New accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	63

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the ”Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

64	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	65

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent

(d)	third-party provider of fund data; and

(e)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The

66	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	67

(l)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and

68	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

***

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	69

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

70	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

More information

Trustees	Investment advisor

Hassell H. McClellan, Chairperson	John Hancock Investment Management LLC

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†	Subadvisor

Charles L. Bardelis*	Manulife Investment Management (US) LLC

James R. Boyle

Peter S. Burgess*	Portfolio Managers

William H. Cunningham	Jeffrey N. Given, CFA

Grace K. Fey	Howard C. Greene, CFA

Marianne Harrison†

Deborah C. Jackson	Principal distributor

James M. Oates*	John Hancock Investment Management

Frances G. Rathke*,1	Distributors LLC

Gregory A. Russo

Officers Andrew G. Arnott President Charles A. Rizzo Chief Financial Officer Salvatore Schiavone	Custodian State Street Bank and Trust Company Transfer agent John Hancock Signature Services, Inc. Legal counsel

Treasurer	K&L Gates LLP

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg[2]

Chief Compliance Officer

* Member of the Audit Committee

† Non-Independent Trustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	71

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Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Real Estate Securities

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND

GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ◾ Member FINRA, SIPC 200 Berkeley Street ◾ Boston, MA 02116-5010 ◾ 800-225-5291 ◾ jhinvestments.com

This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of Manulife Investment Management

21SA 11/20
MF1438815	1/2021

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND .PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2021

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 7, 2021